Emerging Markets Debt Fund
Schedule of Investments as of January 30, 2026
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income 95.8% Value
Angola  1.8%
Angola Government International
Bond
$ 6,500,000 8.250%,  5/9/2028 $ 6,543,911
3,300,000 8.750%,  4/14/2032
a
3,227,999
2,000,000 9.125%,  11/26/2049 1,731,074
Total 11,502,984
Argentina  3.3%
Argentina Government International
Bond
1,296,000 0.750%,  7/9/2030
b
1,096,416
13,700,000 4.125%,  7/9/2035
b,c
10,596,950
12,700,000 3.500%,  7/9/2041
b
9,182,100
Total 20,875,466
Azerbaijan  0.3%
Azerbaijan Government
International Bond
1,900,000 3.500%,  9/1/2032 1,769,733
Total 1,769,733
Bahrain  1.6%
Bahrain Government International
Bond
3,000,000 6.250%,  1/25/2051 2,583,484
2,000,000 5.625%,  5/18/2034
a
1,866,304
2,000,000 6.625%,  10/6/2037
a
1,931,661
1,000,000 7.100%,  2/3/2038
a,d
999,223
3,000,000 7.500%,  9/20/2047
a,c
2,984,379
Total 10,365,051
Brazil  2.1%
Brazil Government International
Bond
1,735,000 7.250%,  1/12/2056 1,731,530
5,800,000 4.750%,  1/14/2050 4,253,720
1,000,000 3.875%,  6/12/2030 955,200
1,000,000 5.500%,  11/6/2030 1,018,000
2,000,000 6.000%,  10/20/2033 2,021,200
1,000,000 6.625%,  3/15/2035 1,027,500
3,300,000 5.000%,  1/27/2045 2,634,588
Total 13,641,738
Canada  0.9%
Petronas Energy Canada, Ltd.
6,000,000 2.112%,  3/23/2028
a,c
5,770,556
Total 5,770,556
Cayman Islands  0.2%
Oryx Funding, Ltd.
1,000,000 5.800%,  2/3/2031 1,028,060
Total 1,028,060
Chile  3.0%
Chile Government International
Bond
1,200,000 3.100%,  1/22/2061 743,880
8,500,000 3.500%,  1/25/2050 6,192,250
2,600,000 3.240%,  2/6/2028 2,555,540
7,850,000 2.550%,  7/27/2033 6,774,550
1,000,000 4.340%,  3/7/2042 885,800
Principal
Amount Long-Term Fixed Income  95.8% Value
Chile  3.0%  - continued
Corporacion Nacional del Cobre
de Chile
$ 2,000,000 6.440%,  1/26/2036
a
$ 2,152,632
Total 19,304,652
Colombia  2.2%
Colombia Government International
Bond
1,375,000 3.875%,  4/25/2027 1,361,937
1,500,000 6.500%,  1/21/2033 1,485,675
5,300,000 6.125%,  1/18/2041 4,672,480
3,000,000 4.125%,  2/22/2042 2,068,350
1,605,000 5.625%,  2/26/2044 1,299,007
3,000,000 5.000%,  6/15/2045 2,206,500
Ecopetrol SA
1,000,000 8.375%,  1/19/2036 1,034,622
Total 14,128,571
Costa Rica  1.2%
Costa Rica Government
International Bond
1,000,000 7.300%,  11/13/2054
a
1,111,110
6,300,000 7.000%,  4/4/2044 6,832,917
Total 7,944,027
Dominican Republic  2.9%
Dominican Republic Government
International Bond
1,000,000 5.950%,  1/25/2027
a
1,011,000
3,000,000 5.500%,  2/22/2029
a
3,037,500
3,500,000 4.875%,  9/23/2032
a
3,346,805
1,900,000 6.850%,  1/27/2045 1,963,650
6,300,000 6.500%,  2/15/2048
a
6,259,050
3,000,000 6.400%,  6/5/2049
a
2,955,000
Total 18,573,005
Ecuador  1.6%
Ecuador Government International
Bond
1,345,947 6.900%,  7/31/2030 1,335,852
9,551,640 6.900%,  7/31/2035 8,701,544
Total 10,037,396
Egypt  2.2%
Egypt Government International
Bond
500,000 7.500%,  2/16/2061
a
425,253
1,000,000 8.750%,  9/30/2051
a
975,604
1,000,000 7.053%,  1/15/2032
a
1,010,745
1,000,000 7.300%,  9/30/2033 1,005,190
3,000,000 8.500%,  1/31/2047 2,905,303
8,500,000 7.903%,  2/21/2048 7,704,261
Total 14,026,356
El Salvador  0.9%
El Salvador Government
International Bond
1,300,000 8.625%,  2/28/2029
c
1,395,693
4,100,000 7.625%,  2/1/2041 4,089,750
Total 5,485,443

Emerging Markets Debt Fund
Schedule of Investments as of January 30, 2026
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  95.8% Value
Gabon  0.3%
Gabon Government International
Bond
$ 2,000,000 6.625%,  2/6/2031 $ 1,702,327
Total 1,702,327
Ghana  2.1%
Ghana Government International
Bond
68,448 Zero Coupon,  7/3/2026
a
66,798
48,000 Zero Coupon,  7/3/2026 46,843
1,270,500 5.000%,  7/3/2029
b
1,242,678
3,999,233 5.000%,  7/3/2029
a,b
3,911,655
245,888 Zero Coupon,  1/3/2030 214,974
3,388,000 5.000%,  7/3/2035
b
3,089,063
4,977,488 5.000%,  7/3/2035
a,b
4,538,303
Total 13,110,314
Guatemala  2.7%
Guatemala Government
International Bond
1,500,000 6.125%,  6/1/2050
a
1,462,500
4,590,000 4.500%,  5/3/2026 4,587,338
2,200,000 4.375%,  6/5/2027
c
2,191,332
5,000,000 5.375%,  4/24/2032
c
5,031,050
2,200,000 6.550%,  2/6/2037
a
2,334,970
2,000,000 4.650%,  10/7/2041
a
1,722,380
Total 17,329,570
Honduras  0.6%
Honduras Government International
Bond
1,000,000 6.250%,  1/19/2027 1,011,590
2,500,000 8.625%,  11/27/2034 2,875,325
Total 3,886,915
Hungary  1.7%
Hungary Government International
Bond
3,000,000 5.250%,  6/16/2029
a
3,056,607
1,500,000 2.125%,  9/22/2031 1,291,241
3,000,000 6.250%,  9/22/2032
a
3,182,773
500,000 6.000%,  9/26/2035
a
515,776
Magyar Export-Import Bank Zrt
2,500,000 6.125%,  12/4/2027
a
2,569,862
Total 10,616,259
Indonesia  3.3%
Indonesia Government International
Bond
3,700,000 4.100%,  4/24/2028 3,716,281
3,400,000 6.625%,  2/17/2037
a
3,822,238
1,000,000 7.750%,  1/17/2038
a
1,234,383
726,000 6.750%,  1/15/2044
a
824,916
2,700,000 5.125%,  1/15/2045
a,c
2,624,534
1,200,000 5.250%,  1/8/2047
a
1,168,603
1,500,000 4.350%,  1/11/2048 1,262,683
Pertamina Persero PT
500,000 6.450%,  5/30/2044 523,395
Perusahaan Listrik Negara
(Persero) PT
1,000,000 4.375%,  2/5/2050 777,876
2,400,000 5.250%,  10/24/2042 2,192,305
Principal
Amount Long-Term Fixed Income  95.8% Value
Indonesia  3.3%  - continued
Perusahaan Penerbit SBSN
Indonesia III
$ 1,500,000 4.150%,  3/29/2027
a
$ 1,501,875
1,500,000 4.400%,  6/6/2027
a
1,507,440
Total 21,156,529
Ivory Coast  1.9%
Ivory Coast Government
International Bond
7,000,000 6.125%,  6/15/2033 6,908,244
2,000,000 8.075%,  4/1/2036
a
2,136,369
3,000,000 8.250%,  1/30/2037
a,c
3,236,830
Total 12,281,443
Jersey  1.4%
Galaxy Pipeline Assets Bidco, Ltd.
3,495,950 2.160%,  3/31/2034 3,159,803
4,500,000 2.625%,  3/31/2036
a
3,960,816
2,165,950 2.940%,  9/30/2040
a
1,835,251
Total 8,955,870
Jordan  0.8%
Jordan Government International
Bond
2,500,000 7.500%,  1/13/2029
a
2,624,153
2,500,000 5.850%,  7/7/2030 2,514,872
Total 5,139,025
Kazakhstan  0.8%
Kazakhstan Government
International Bond
3,000,000 6.500%,  7/21/2045 3,255,300
KazMunayGas National Company
JSC
2,200,000 5.750%,  4/19/2047 2,062,618
Total 5,317,918
Kenya  0.6%
Kenya Government International
Bond
1,500,000 8.000%,  5/22/2032 1,564,519
2,000,000 8.800%,  10/9/2038
a
2,022,772
Total 3,587,291
Lebanon  0.7%
Lebanon Government International
Bond
10,000,000 6.650%,  4/22/2024
e
2,900,000
5,000,000 6.850%,  3/23/2027
e
1,467,385
Total 4,367,385
Luxembourg  0.6%
Greensaif Pipelines Bidco SARL
2,000,000 5.853%,  2/23/2036
a
2,072,489
2,000,000 6.129%,  2/23/2038
a
2,103,367
Total 4,175,856
Malaysia  2.1%
Petronas Capital, Ltd.
6,500,000 4.550%,  4/21/2050 5,694,895
6,400,000 3.500%,  4/21/2030 6,223,455

Emerging Markets Debt Fund
Schedule of Investments as of January 30, 2026
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  95.8% Value
Malaysia  2.1%  - continued
$ 1,500,000 5.340%,  4/3/2035
a
$ 1,553,402
Total 13,471,752
Mexico  5.1%
Mexico Government International
Bond
7,240,000 6.338%,  5/4/2053 6,858,452
885,000 3.750%,  1/11/2028 874,424
2,047,000 5.850%,  7/2/2032 2,091,215
2,000,000 5.375%,  3/22/2033 1,969,500
1,000,000 3.500%,  2/12/2034 861,500
3,000,000 6.000%,  5/7/2036 3,011,250
1,000,000 6.125%,  2/9/2038 996,000
1,800,000 6.050%,  1/11/2040 1,779,300
1,000,000 4.600%,  2/10/2048 768,700
Petroleos Mexicanos
11,300,000 7.690%,  1/23/2050 10,165,715
1,700,000 5.950%,  1/28/2031 1,658,369
1,600,000 6.625%,  6/15/2035 1,524,518
Total 32,558,943
Montenegro  0.2%
Montenegro Government
International Bond
1,000,000 7.250%,  3/12/2031
a
1,065,099
Total 1,065,099
Morocco  0.5%
Morocco Government International
Bond
3,000,000 4.000%,  12/15/2050 2,132,094
OCP SA
1,500,000 5.125%,  6/23/2051 1,215,516
Total 3,347,610
Mozambique  0.1%
Mozambique Government
International Bond
1,000,000 9.000%,  9/15/2031 869,051
Total 869,051
Netherlands  0.5%
AES Andres BV
1,000,000 5.700%,  5/4/2028
a,c
991,980
Petrobras Global Finance BV
2,000,000 5.125%,  9/10/2030 1,978,400
Total 2,970,380
Nigeria  2.3%
Nigeria Government International
Bond
7,100,000 7.875%,  2/16/2032 7,397,267
2,000,000 7.375%,  9/28/2033
a
2,020,603
3,000,000 7.696%,  2/23/2038 2,967,208
2,000,000 9.130%,  1/13/2046
a,c
2,141,084
Total 14,526,162
Oman  2.3%
Oman Government International
Bond
4,000,000 4.750%,  6/15/2026
a
4,003,667
3,000,000 5.625%,  1/17/2028
a,c
3,067,054
Principal
Amount Long-Term Fixed Income  95.8% Value
Oman  2.3%  - continued
$ 6,800,000 6.750%,  1/17/2048
a,c
$ 7,336,266
Total 14,406,987
Pakistan  1.2%
Pakistan Government International
Bond
1,000,000 6.000%,  4/8/2026
a
999,011
3,500,000 6.875%,  12/5/2027 3,552,232
3,000,000 7.375%,  4/8/2031
a
3,021,983
Total 7,573,226
Panama  2.1%
Aeropuerto Internacional de
Tocumen SA
2,000,000 4.000%,  8/11/2041
a
1,673,870
Panama Bonos del Tesoro
1,000,000 3.362%,  6/30/2031 908,610
Panama Government International
Bond
4,800,000 4.500%,  4/16/2050 3,648,720
3,279,000 6.700%,  1/26/2036 3,492,299
2,000,000 8.000%,  3/1/2038 2,311,300
1,500,000 4.500%,  5/15/2047 1,168,050
Total 13,202,849
Paraguay  1.4%
Paraguay Government International
Bond
750,000 6.650%,  3/4/2055
a
801,098
4,800,000 5.400%,  3/30/2050 4,424,928
1,001,000 4.700%,  3/27/2027 1,008,247
1,000,000 5.850%,  8/21/2033
a
1,044,300
1,000,000 6.100%,  8/11/2044 1,018,630
1,000,000 5.600%,  3/13/2048 950,100
Total 9,247,303
Peru  2.7%
Corporacion Financiera de
Desarrollo SA
1,000,000 5.500%,  5/6/2030
a
1,031,445
Peru Government International
Bond
7,000,000 2.783%,  1/23/2031 6,454,700
2,000,000 3.000%,  1/15/2034 1,734,400
8,500,000 3.300%,  3/11/2041 6,520,350
Petroleos del Peru SA
2,500,000 5.625%,  6/19/2047
a
1,678,425
Total 17,419,320
Philippines  2.0%
Philippines Government
International Bond
3,000,000 3.750%,  1/14/2029 2,969,710
5,025,000 7.750%,  1/14/2031 5,791,112
625,000 6.375%,  10/23/2034 693,412
1,500,000 4.750%,  3/5/2035 1,482,293
2,420,000 3.950%,  1/20/2040 2,105,437
Total 13,041,964
Poland  1.2%
Bank Gospodarstwa Krajowego
1,500,000 5.375%,  5/22/2033
a
1,546,251

Emerging Markets Debt Fund
Schedule of Investments as of January 30, 2026
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  95.8% Value
Poland  1.2%  - continued
Poland Government International
Bond
$ 3,000,000 5.500%,  4/4/2053 $ 2,843,936
3,000,000 4.875%,  10/4/2033 3,030,295
500,000 5.375%,  2/12/2035 513,769
Total 7,934,251
Qatar  0.7%
Qatar Government International
Bond
3,000,000 3.250%,  6/2/2026
a
2,995,386
QatarEnergy
2,000,000 3.125%,  7/12/2041
a
1,529,372
Total 4,524,758
Romania  3.3%
Romania Government International
Bond
4,100,000 4.000%,  2/14/2051 2,858,952
2,000,000 3.000%,  2/27/2027 1,971,694
6,000,000 5.250%,  11/25/2027
a,c
6,093,949
3,500,000 3.000%,  2/14/2031 3,189,546
2,000,000 7.125%,  1/17/2033
a
2,184,104
1,500,000 6.375%,  1/30/2034
a
1,561,387
1,000,000 5.750%,  3/24/2035
a
991,762
2,000,000 7.500%,  2/10/2037
a
2,221,275
Total 21,072,669
Saudi Arabia  4.3%
Saudi Arabia Government
International Bond
10,100,000 3.750%,  1/21/2055 7,043,710
6,300,000 3.250%,  10/26/2026
a
6,278,972
1,000,000 5.125%,  1/13/2028
a
1,018,258
4,000,000 3.625%,  3/4/2028
a
3,959,870
1,300,000 4.375%,  4/16/2029
a
1,305,402
500,000 2.250%,  2/2/2033
a
427,800
1,000,000 4.875%,  1/12/2036
a,c
986,991
1,500,000 4.500%,  10/26/2046 1,262,197
Saudi Arabian Oil Company
4,500,000 2.250%,  11/24/2030
a
4,055,305
1,000,000 5.000%,  2/2/2036
a,d
984,188
Total 27,322,693
Senegal  0.2%
Senegal Government International
Bond
1,700,000 6.250%,  5/23/2033 978,897
1,000,000 6.750%,  3/13/2048 537,142
Total 1,516,039
Serbia  0.8%
Serbia Government International
Bond
2,000,000 6.250%,  5/26/2028
a
2,072,887
1,000,000 6.500%,  9/26/2033
a
1,076,178
2,000,000 6.000%,  6/12/2034
a
2,074,442
Total 5,223,507
South Africa  3.1%
Eskom Holdings SOC, Ltd.
5,000,000 6.350%,  8/10/2028
a
5,162,345
3,000,000 8.450%,  8/10/2028 3,213,774
Principal
Amount Long-Term Fixed Income  95.8% Value
South Africa  3.1%  - continued
South Africa Government
International Bond
$ 2,000,000 7.100%,  11/19/2036
a
$ 2,119,724
2,500,000 6.250%,  3/8/2041 2,342,368
2,000,000 5.375%,  7/24/2044 1,650,687
6,100,000 5.650%,  9/27/2047 5,040,621
Total 19,529,519
Sri Lanka  1.1%
Sri Lanka Government International
Bond
1,176,052 4.000%,  4/15/2028
a
1,145,590
1,638,280 3.350%,  3/15/2033
a,b
1,502,303
946,400 3.600%,  6/15/2035
a,b
776,048
1,142,640 3.600%,  5/15/2036
a,b
1,128,635
2,286,240 3.600%,  2/15/2038
a,b
2,263,365
Total 6,815,941
Suriname  0.2%
Suriname Government International
Bond
1,000,000 7.700%,  11/6/2030
a
1,035,000
Total 1,035,000
Trinidad and Tobago  0.5%
Port of Spain Waterfront
Development
966,667 7.875%,  2/19/2040
a
973,917
Telecommunications Services of
Trinidad and Tobago, Ltd.
2,000,000 8.875%,  10/18/2029
a
2,038,000
Total 3,011,917
Turkey  3.6%
TC Ziraat Bankasi AS
1,000,000 7.250%,  2/4/2030
a
1,036,544
Turkiye Government International
Bond
5,600,000 6.125%,  10/24/2028 5,753,741
3,000,000 7.125%,  2/12/2032 3,137,117
2,800,000 6.500%,  9/20/2033 2,801,055
3,435,000 6.750%,  5/30/2040 3,324,339
2,000,000 6.000%,  1/14/2041 1,768,665
1,000,000 4.875%,  4/16/2043 753,192
1,800,000 5.750%,  5/11/2047 1,449,135
Turkiye Ihracat Kredi Bankasi AS
3,000,000 9.375%,  1/31/2026
a
3,000,000
Total 23,023,788
Ukraine  1.1%
Ukraine Government International
Bond
74,612 Zero Coupon,  2/1/2030
a,b
47,333
375,226 Zero Coupon,  2/1/2030
b
238,037
1,402,166 Zero Coupon,  2/1/2034
b
684,446
278,813 Zero Coupon,  2/1/2034
a,b
136,098
2,132,932 4.500%,  2/1/2034
b
1,343,211
409,769 4.500%,  2/1/2034
a,b
258,052
1,184,929 Zero Coupon,  2/1/2035
b
669,783
235,617 Zero Coupon,  2/1/2035
a,b
133,183
2,310,025 4.500%,  2/1/2035
b
1,429,033
546,358 4.500%,  2/1/2035
a,b
337,989
2,426,201 4.500%,  2/1/2036
b
1,475,697

Emerging Markets Debt Fund
Schedule of Investments as of January 30, 2026
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  95.8% Value
Ukraine  1.1%  - continued
$ 409,769 4.500%,  2/1/2036
a,b
$ 249,235
Total 7,002,097
United Arab Emirates  2.9%
Abu Dhabi Government
International Bond
2,500,000 3.875%,  4/16/2050
a
1,979,034
3,000,000 3.000%,  9/15/2051
a,c
2,013,344
2,000,000 3.125%,  5/3/2026
a
1,997,027
8,500,000 2.500%,  9/30/2029
a
8,097,169
Emirate of Sharjah Government
International Bond
4,800,000 4.000%,  7/28/2050
a
3,195,662
UAE Government International
Bond
1,000,000 4.951%,  7/7/2052 942,938
Total 18,225,174
United Kingdom  0.1%
NAK Naftogaz Ukraine via Kondor
Finance plc
1,167,560
7.625%,PIK 0.000%,
11/8/2028
a,f
891,413
Total 891,413
Uruguay  2.0%
Uruguay Government International
Bond
2,500,000 4.975%,  4/20/2055 2,253,125
2,000,000 5.100%,  6/18/2050 1,862,300
8,340,312 4.375%,  1/23/2031 8,419,128
Total 12,534,553
Uzbekistan  1.2%
Uzbekistan Government
International Bond
1,000,000 7.850%,  10/12/2028
a
1,070,430
1,000,000 3.700%,  11/25/2030 934,898
3,000,000 3.900%,  10/19/2031
a
2,785,029
1,000,000 6.947%,  5/25/2032
a,c
1,079,970
Uzbekneftegaz JSC
2,000,000 4.750%,  11/16/2028
a
1,944,918
Total 7,815,245
Venezuela  1.5%
Petroleos de Venezuela SA
3,000,000 12.750%,  2/17/2022
e
1,153,500
10,500,000 6.000%,  11/15/2026
e
3,150,000
Venezuela Government
International Bond
2,800,000 12.750%,  8/23/2022
e
1,239,280
7,000,000 9.000%,  5/7/2023
e
2,660,700
2,500,000 11.750%,  10/21/2026
e
1,100,250
Total 9,303,730
Virgin Islands, British  3.5%
Sinopec Group Overseas
Development 2017, Ltd.
3,000,000 3.625%,  4/12/2027 2,993,565
Sinopec Group Overseas
Development 2018, Ltd.
4,200,000 2.300%,  1/8/2031 3,898,674
Principal
Amount Long-Term Fixed Income  95.8% Value
Virgin Islands, British  3.5%  - continued
State Grid Overseas Investment
2016, Ltd.
$ 12,500,000 2.875%,  5/18/2026 $ 12,457,839
3,000,000 3.500%,  5/4/2027 2,989,967
Total 22,340,045
Zambia  0.3%
Zambia Government International
Bond
1,391,783 0.500%,  12/31/2053 1,000,256
885,675 5.750%,  6/30/2033
b
865,565
Total 1,865,821
Total Long-Term Fixed Income
(cost $610,522,914) 610,768,546
Shares
Collateral Held for Securities
Loaned 2.8%
17,972,101 Thrivent Cash Management Trust 17,972,101
Total Collateral Held for
Securities Loaned
(cost $17,972,101) 17,972,101
Shares or
Principal
Amount Short-Term Investments 3.2%
State Street Institutional U.S.
Government Money Market Fund
20,565,174 3.650%
g
20,565,174
Total Short-Term Investments
(cost $20,565,174) 20,565,174
Total Investments (cost
$649,060,189) 101.8% $649,305,821
Other Assets and Liabilities,
Net (1.8%) (11,659,042)
Total Net Assets 100.0% $637,646,779
a Denotes securities sold under Rule 144A of the Securities
Act of 1933, which exempts them from registration. These
securities may be resold to other dealers in the program
or to other qualified institutional buyers. As of January 30,
2026, the value of these investments was $219,292,904 or
34.4% of total net assets.
b Denotes step coupon securities. Step coupon securities pay an initial coupon rate for the first period and then different coupon rates for following periods. The rate shown is as of
January 30, 2026.
c All or a portion of the security is on loan.
d Denotes investments purchased on a when-issued or
delayed-delivery basis.
e Defaulted security.  Interest is not being accrued.
f Denotes payment-in-kind security.  The security may
pay an interest or dividend payment with additional fixed
income or equity securities in lieu of, or in addition to a cash payment.  The cash rate and/or payment-in-kind rate shown
are as of January 30, 2026.
g The interest rate shown reflects the yield.

Emerging Markets Debt Fund
Schedule of Investments as of January 30, 2026
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

The following table presents the total amount of securities loaned with continuous maturity, by type, offset by the gross payable upon return of collateral for securities loaned by Thrivent Core Emerging Markets
Debt Fund as of January 30, 2026:
Securities Lending Transactions
Long-Term Fixed Income $ 17,348,835
Total lending $17,348,835
Gross amount payable upon return of
collateral for securities loaned $17,972,101
Net amounts due to counterparty $623,266
Definitions:
PIK - Payment-In-Kind
plc - Public Limited Company
Fair Valuation Measurements
The following table is a summary of the inputs used, as of January 30, 2026, in valuing Emerging Markets Debt Fund's assets carried at fair value.
Investments in Securities Total Level 1 Level 2 Level 3
Long-Term Fixed Income
Communications Services 2,038,000 – 2,038,000 –
Energy 15,110,126 – 15,110,126 –
Foreign Government 592,628,440 – 592,628,440 –
Utilities 991,980 – 991,980 –
Short-Term Investments 20,565,174 20,565,174 – –
Subtotal Investments in Securities $631,333,720 $20,565,174 $610,768,546 $–
Other Investments  * Total
Collateral Held for Securities Loaned 17,972,101
Subtotal Other Investments $17,972,101
Total Investments at Value $649,305,821
* Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient).  According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy.  The fair value amounts presented in the table above are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.

Emerging Markets Debt Fund
Schedule of Investments as of January 30, 2026
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Investment in Affiliates
Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Portfolio's holdings of an issuer represent
5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Portfolio. The Portfolio owns shares of Thrivent Cash Management Trust for the purpose of securities lending for the Portfolio.
Thrivent Cash Management Trust is established solely for investment by Thrivent entities.
A summary of transactions (in thousands; values shown as zero are less than $500) for the fiscal year to date, in Emerging Markets Debt Fund, is as follows:
Portfolio
Value
10/31/2025
Gross
Purchases
Gross
Sales
Value
1/30/2026
Shares Held at
1/30/2026
% of Net
Assets
1/30/2026
Collateral held for Securities Loaned
Cash Management Trust- Collateral Investment $ 7,423 $36,553 $ 26,004 $ 17,972 17,972 2.8%
Total Collateral Held for Securities Loaned 7,423 17,972 2.8
Total Value $7,423 $17,972
Portfolio
Net Realized
Gain/(Loss)
Change in
Unrealized
Appreciation/
(Depreciation)
Distributions of
Realized Capital
Gains
Income Earned
11/1/2025
- 1/30/2026
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment $– $– $ – $20
Total Affiliated Income from Securities Loaned, Net $20
Total Value $– $– $–

Emerging Markets Equity Fund
Schedule of Investments as of January 30, 2026
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock 97.0% Value
Bermuda  0.3%
186,000 BOE Varitronix , Ltd. $ 115,586
6,430 Credicorp , Ltd. 2,294,417
Total 2,410,003
Brazil  4.1%
179,500 Allos SA 1,054,608
95,900 Alupar Investimento SA 618,651
274,000 Ambev SA 772,630
40,929 Axia Energia ADR 422,387
98,500 Banco ABC Brasil SA 503,098
444,258 Banco Bradesco SA ADR 1,799,245
258,800 Banco do Brasil SA 1,235,788
571,300 Banco do Estado do Rio Grande
do Sul SA 1,950,741
2,394,590 Cogna Educacao SA 2,074,834
18,619 Companhia de Saneamento Basico
do Estado de Sao Paulo ADR 500,106
50,600 Companhia de Saneamento de
Minas Gerais COPASA MG 490,064
6,622 Companhia Paranaense de Energia
- COPEL ADR 67,147
182,900 CPFL Energia SA 1,777,651
147,546 Cury Construtora e Incorporadora
SA 969,762
38,100 Cyrela Brazil Realty SA
Empreendimentos e
Participacoes 216,173
340,700 Direcional Engenharia SA 906,332
317,300 EcoRodovias Infraestrutura e
Logistica SA 710,236
8,669 Embraer SA ADR 636,825
101,600 Energisa SA 981,492
121,100 Equatorial SA 940,221
563,870 Itau Unibanco Holding SA ADR 4,843,643
57,300 M. Dias Branco SA 269,474
467,188 Metalurgica Gerdau SA 872,635
136,794 Petroleo Brasileiro SA - Petrobras
ADR 2,098,420
132,000 TIM SA/Brazil 613,254
111,800 Transmissora Alianca de Energia
Eletrica SA 889,896
234,702 Vale SA ADR 3,771,661
Total 31,986,974
Canada  0.3%
94,100 China Gold International Resources
Corporation, Ltd. 2,382,704
Total 2,382,704
Cayman Islands  12.5%
801,000 3SBio, Inc.
a
2,388,431
1,035,604 Alibaba Group Holding, Ltd. 22,031,012
960,000 China Hongqiao Group, Ltd. 4,390,725
200,500 China Resources Land, Ltd. 785,196
1,706,000 Consun Pharmaceutical Group,
Ltd. 3,944,348
743,000 Geely Automobile Holdings, Ltd. 1,529,461
28,729 Hello Group, Inc. ADR 195,932
13,933 JOYY, Inc. ADR 896,589
691,500 Kingboard Holdings, Ltd. 2,802,209
134,000 Kuaishou Technology
a
1,369,093
105,620 Meituan
a,b
1,305,725
218,500 NetDragon Websoft Holdings, Ltd. 281,030
50,930 NetEase , Inc. ADR 6,561,312
394,000 Newborn Town, Inc.
b
579,383
Shares Common Stock  97.0% Value
Cayman Islands  12.5%  - continued
850,000 Nexteer Automotive Group, Ltd. $ 725,135
112,707 NU Holdings, Ltd./Cayman Islands
b
2,000,549
37,552 PDD Holdings, Inc. ADR
b
3,794,630
322,000 Q Technology Group Company,
Ltd. 384,091
4,912,000 Shui On Land, Ltd. 433,915
481,500 Tencent Holdings, Ltd. 37,008,961
11,103 Tencent Music Entertainment Group
ADR 186,308
343,000 WuXi Biologics (Cayman), Inc.
a,b
1,623,197
538,400 Xiaomi Corporation
a,b
2,437,105
Total 97,654,337
Chile  0.4%
18,578 Banco de Chile ADR 810,558
12,769 Banco de Credito e Inversiones SA 949,722
26,581 Banco Santander Chile SA ADR 936,183
2,738,885 Colbun SA 453,853
8,122,564 Latam Airlines Group SA 263,561
Total 3,413,877
China  12.6%
1,339,000 Agricultural Bank of China, Ltd.,
Class H 936,118
229,800 Aluminum Corporation of China,
Ltd., Class A 461,751
1,096,000 Aluminum Corporation of China,
Ltd., Class H 1,913,694
100,000 Anhui Expressway Company, Ltd. 178,057
70,300 Avary Holding Shenzhen Company,
Ltd. 576,845
3,848,500 BAIC Motor Corporation, Ltd.
a,b
910,836
722,764 Baoshan Iron & Steel Company,
Ltd. 756,430
119,300 Beijing Yanjing Brewery Company,
Ltd. 207,979
14,500 BYD Company, Ltd., Class H 180,770
27,200 Chaozhou Three-Circle Group
Company, Ltd. 194,157
1,676,000 China CITIC Bank Corporation, Ltd. 1,561,013
6,416,000 China Construction Bank
Corporation, Class H 6,478,430
249,400 China International Capital
Corporation, Ltd., Class A 1,239,316
1,208,000 China International Capital
Corporation, Ltd., Class H
a
3,273,898
211,299 China Life Insurance Company,
Ltd., Class A 1,510,431
1,202,000 China Life Insurance Company,
Ltd., Class H 5,349,188
312,900 China Merchants Shekou Industrial
Zone Holdings Company, Ltd. 475,779
2,371,500 China Minsheng Banking
Corporation, Ltd. 1,179,995
726,000 China National Building Material
Company, Ltd. 522,211
501,500 China National Chemical
Engineering Company, Ltd. 642,167
204,000 China Pacific Insurance (Group)
Company, Ltd., Class A 1,336,425
1,157,000 China Pacific Insurance (Group)
Company, Ltd., Class H 5,827,621
164,990 CITIC Securities Company, Ltd.,
Class A 666,181

Emerging Markets Equity Fund
Schedule of Investments as of January 30, 2026
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock  97.0% Value
China  12.6%  - continued
449,500 CITIC Securities Company, Ltd.,
Class H $ 1,682,163
202,800 CMOC Group, Ltd., Class A 699,363
966,000 CMOC Group, Ltd., Class H 2,715,006
8,600 Contemporary Amperex
Technology Company, Ltd. 433,931
252,800 COSCO SHIPPING Holdings
Company, Ltd., Class A 523,643
1,206,500 COSCO SHIPPING Holdings
Company, Ltd., Class H 2,119,775
522,700 Datang International Power
Generation Company, Ltd. 284,180
417,300 Flat Glass Group Company, Ltd.
b
967,547
526,000 Focus Media Information
Technology Company, Ltd. 545,064
40,100 Foxconn Industrial Internet
Company, Ltd. 331,280
19,100 Fuyao Glass Industry Group
Company, Ltd., Class A 169,655
392,200 GD Power Development Company,
Ltd. 261,335
51,600 Goldwind Science & Technology
Company, Ltd. 193,685
81,900 Great Wall Motor Company, Ltd.,
Class A 243,799
34,200 Gree Electric Appliances, Inc. of
Zhuhai 190,554
84,100 Haier Smart Home Company, Ltd.,
Class A 303,898
199,400 Hangzhou First Applied Material
Company, Ltd. 488,155
208,000 Harbin Electric Company, Ltd. 528,355
185,800 Huadian Power International
Corporation, Ltd. 130,979
241,600 Huaneng Power International, Inc.,
Class A 245,337
1,550,000 Huaneng Power International, Inc.,
Class H 1,130,111
379,680 HUAYU Automotive Systems
Company, Ltd. 1,050,799
5,000,000 Industrial and Commercial Bank of
China, Ltd., Class H 4,147,485
149,600 Jinduicheng Molybdenum
Company, Ltd. 437,913
118,500 Kingnet Network Company, Ltd. 424,319
2,400 Kweichow Moutai Company, Ltd. 483,818
122,000 Lenovo Group, Ltd. 137,459
56,200 Luxshare Precision Industry
Company, Ltd. 416,757
34,300 Midea Group Company, Ltd. 383,084
112,200 New China Life Insurance
Company, Ltd., Class A 1,342,913
408,000 New China Life Insurance
Company, Ltd., Class H 3,317,624
336,200 People's Insurance Company
(Group) of China, Ltd., Class A 445,389
4,877,000 People's Insurance Company
(Group) of China, Ltd., Class H 4,240,703
576,100 PetroChina Company, Ltd., Class A 914,897
2,772,000 PetroChina Company, Ltd., Class H 3,293,024
286,000 PICC Property and Casualty
Company, Ltd. 592,077
83,100 Ping An Insurance (Group)
Company of China, Ltd., Class A 797,661
669,500 Ping An Insurance (Group)
Company of China, Ltd., Class H 6,209,848
Shares Common Stock  97.0% Value
China  12.6%  - continued
261,800 SAIC Motor Corporation, Ltd. $ 532,293
124,800 Sany Heavy Industry Company,
Ltd. 393,716
623,300 SDIC Capital Company, Ltd. 689,582
33,700 Shandong Gold Mining Company,
Ltd. 251,232
390,500 Shandong Nanshan Aluminum
Company, Ltd. 409,522
360,400 Shandong Weigao Group Medical
Polymer Company, Ltd. 230,753
142,900 Shanghai Pharmaceuticals Holding
Company, Ltd., Class A 355,707
290,300 Sichuan Road and Bridge Group
Company, Ltd. 405,672
113,600 Sinopharm Group Company, Ltd. 303,112
562,000 Tong Ren Tang Technologies
Company, Ltd. 309,368
56,600 TongFu Microelectronics Company,
Ltd. 425,616
75,429 Vipshop Holdings, Ltd. ADR 1,290,590
165,200 Weichai Power Company, Ltd.,
Class A 564,280
31,900 WuXi AppTec Company, Ltd., Class
A 437,202
306,600 WuXi AppTec Company, Ltd., Class
H
a
4,362,936
157,000 Xinhua Winshare Publishing and
Media Company, Ltd. 219,905
73,200 Zhejiang Chint Electrics Company,
Ltd. 307,859
449,400 Zhejiang Dahua Technology
Company, Ltd. 1,225,075
84,000 Zhejiang Expressway Company,
Ltd. 79,246
261,800 Zhejiang Longsheng Group
Company, Ltd. 573,509
138,065 Zhejiang NHU Company, Ltd. 553,948
520,800 Zhejiang Zheneng Electric Power
Company, Ltd. 370,823
32,864 Zhuzhou CRRC Times Electric
Company, Ltd. 270,206
822,000 Zijin Mining Group Company, Ltd. 4,285,927
Total 98,050,956
Colombia  0.5%
41,449 Grupo Cibest SA 930,584
33,202 Grupo Cibest SA ADR 2,710,943
Total 3,641,527
Cyprus  <0.1%
71,245 Ros Agro plc GDR
b,c
0
Total 0
Czech Republic  0.4%
11,383 CEZ AS 654,521
20,894 Komercni Banka AS 1,266,116
92,722 Moneta Money Bank AS
a
930,590
285 Philip Morris CR 279,682
Total 3,130,909
Egypt  <0.1%
143,799 Commercial International Bank
Egypt SAE GDR 380,888
Total 380,888

Emerging Markets Equity Fund
Schedule of Investments as of January 30, 2026
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock  97.0% Value
Greece  0.9%
17,365 Aegean Airlines SA $ 307,931
34,885 Alpha Bank SA 166,994
383,947 Eurobank SA 1,876,347
59,109 HELLENiQ ENERGY Holdings SA 635,490
11,750 Motor Oil (Hellas) Corinth Refineries
SA 473,092
141,671 National Bank of Greece SA 2,501,131
73,469 Piraeus Bank SA 741,108
Total 6,702,093
Hong Kong  1.0%
1,036,000 China Nonferrous Mining
Corporation, Ltd. 2,053,418
505,000 China Overseas Grand Oceans
Group, Ltd. 170,875
792,000 China Taiping Insurance Holdings
Company, Ltd. 2,595,251
1,547,000 Genertec Universal Medical Group
Company, Ltd.
a
1,215,751
1,234,000 Guangdong Investment, Ltd. 1,166,671
39,000 Simcere Pharmaceutical Group,
Ltd.
a
58,390
217,000 Weichai Power Company, Ltd.,
Class H 735,550
Total 7,995,906
Hungary  0.8%
207,037 MOL Hungarian Oil & Gas plc 2,528,532
28,705 OTP Bank Nyrt 3,612,009
Total 6,140,541
India  13.5%
46,490 Aditya Birla Sun Life Asset
Management Company, Ltd. 384,316
3,524 AIA Engineering, Ltd. 152,968
5,203 Anand Rathi Wealth, Ltd. 163,348
15,772 Asian Paints, Ltd. 416,481
21,038 Avanti Feeds, Ltd. 182,571
97,088 Axis Bank, Ltd. 1,448,489
82,719 Bajaj Finserv , Ltd. 1,757,851
1,120,325 Bharat Petroleum Corporation, Ltd. 4,441,584
326,584 Bharti Airtel, Ltd. 7,004,237
30,270 Britannia Industries, Ltd. 1,928,494
562,856 Canara Bank 903,382
24,268 Ceat , Ltd. 993,456
363,300 Chambal Fertilisers and Chemicals,
Ltd. 1,744,206
145,597 Cipla , Ltd. 2,098,339
17,645 Coromandel International, Ltd. 438,481
31,866 Cummins India, Ltd. 1,426,049
25,000 Eicher Motors, Ltd. 1,937,528
718,555 GAIL India, Ltd. 1,308,962
44,447 Great Eastern Shipping Company,
Ltd. 581,616
35,934 HCL Technologies, Ltd. 663,077
135,238 HDFC Asset Management
Company, Ltd.
a
3,702,865
734,881 HDFC Bank, Ltd. 7,430,584
137,446 HDFC Life Insurance Company,
Ltd.
a
1,093,199
38,444 Hero MotoCorp, Ltd. 2,315,570
521,973 Hindalco Industries, Ltd. 5,433,379
816,471 Hindustan Petroleum Corporation,
Ltd. 3,789,719
145,409 ICICI Bank, Ltd. ADR 4,259,030
Shares Common Stock  97.0% Value
India  13.5%  - continued
30,758 ICICI Lombard General Insurance
Company, Ltd. $ 606,975
1,046,749 Indian Oil Corporation, Ltd. 1,858,948
166,618 Infosys, Ltd. ADR
d
2,929,144
26,365 JB Chemicals & Pharmaceuticals,
Ltd. 536,424
189,238 JSW Steel, Ltd. 2,487,464
28,082 Kajaria Ceramics, Ltd. 275,921
111,680 Kotak Mahindra Bank, Ltd. 495,639
33,422 Larsen & Toubro, Ltd. 1,430,038
13,351 LTIMindtree , Ltd.
a
867,951
55,656 Lupin , Ltd. 1,304,247
40,191 Mahindra & Mahindra, Ltd. 1,500,721
27,835 Maruti Suzuki India, Ltd. 4,422,101
1,225 MRF, Ltd. 1,761,241
487,365 National Aluminium Company, Ltd. 2,030,781
26,202 Nava, Ltd. 160,933
62,055 NLC India, Ltd. 175,036
1,121,918 NMDC, Ltd. 988,290
131,173 NTPC, Ltd. 508,238
142,280 Oil & Natural Gas Corporation, Ltd. 417,112
102,816 Paradeep Phosphates, Ltd.
a
155,533
12,993 Persistent Systems, Ltd. 854,326
21,682 Pidilite Industries, Ltd. 337,435
18,935 Polycab India, Ltd. 1,447,405
523,108 Reliance Industries, Ltd. 7,948,592
100,957 SBI Life Insurance Company, Ltd.
a
2,196,070
71,773 Shipping Corporation of India, Ltd. 176,092
121,631 State Bank of India 1,425,594
53,113 Tata Consultancy Services, Ltd. 1,806,272
1,893,910 Tata Steel, Ltd. 3,953,268
48,348 Tech Mahindra, Ltd. 917,357
148,629 Vedanta, Ltd. 1,099,230
78,855 Wipro, Ltd. ADR 198,715
Total 105,272,874
Indonesia  0.2%
1,450,600 Astra International Tbk PT 550,026
3,176,200 Perusahaan Gas Negara ( Persero )
Tbk PT 402,091
1,049,500 PT Telkom Indonesia ( Persero ) Tbk 224,341
Total 1,176,458
Kuwait  0.5%
804,085 Agility Public Warehousing
Company KSCC 352,520
694,905 Kuwait Finance House KSCP 1,828,340
120,656 Mobile Telecommunications
Company KSCP 200,373
469,412 National Bank of Kuwait KSCP 1,454,417
Total 3,835,650
Malaysia  0.4%
733,300 SD Guthrie Bhd 1,086,371
683,000 Sunway Construction Group Bhd 1,025,680
237,400 Telekom Malaysia Bhd 476,191
51,300 United Plantations Bhd 392,917
Total 2,981,159
Mexico  1.2%
69,195 America Movil SAB de CV ADR 1,432,336
63,186 Cemex SAB de CV ADR 788,561
254,000 Fibra Uno Administracion SA de CV 395,040
161,400 Grupo Financiero Banorte SAB de
CV ADR 1,819,583

Emerging Markets Equity Fund
Schedule of Investments as of January 30, 2026
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock  97.0% Value
Mexico  1.2%  - continued
241,300 Grupo Mexico SAB de CV $ 2,662,502
36,300 Industrias Penoles SAB de CV
b
2,104,137
149,100 Megacable Holdings SAB de CV 523,420
Total 9,725,579
Netherlands  0.1%
23,246 JBS NV 366,125
19,506 NEPI Rockcastle NV 178,254
Total 544,379
Philippines  0.1%
107,040 International Container Terminal
Services, Inc. 1,172,403
Total 1,172,403
Poland  0.8%
40,195 Bank Millennium SA
b
194,444
28,842 Bank Polska Kasa Opieki SA 1,754,113
72,519 Orlen SA 2,204,041
25,660 PGE Polska Grupa Energetyczna
SA
b
72,371
44,227 Powszechna Kasa Oszczednosci
Bank Polski SA 1,150,383
5,049 Santander Bank Polska SA 792,109
142,219 Tauron Polska Energia SA
b
439,841
Total 6,607,302
Qatar  0.5%
1,260,860 Baladna
b
429,181
378,839 Commercial Bank PSQC 494,228
687,761 Doha Bank QPSC 521,346
48,315 Qatar Islamic Bank QPSC 331,823
345,565 Qatar National Bank QPSC 1,882,776
Total 3,659,354
Russian Federation  <0.1%
647,134 Gazprom PJSC ADR
b,c
65
56,865 GMK Norilskiy Nickel PAO ADR
b,c
6
23,359 LUKOIL PJSC
b,c,e
0
23,091 Mechel PJSC ADR
b,c,d
2
1,696 Novatek PJSC GDR
b,c
0
26,150 Polyus PJSC
b,c,e
0
1,260,120 Sberbank of Russia PJSC
b,c,e
1
67,230 Sovcomflot PJSC
b,c,e
0
257,974 Surgutneftegas PAO ADR
b,c
26
Total 100
Saudi Arabia  2.0%
33,432 Al Babtain Power &
Telecommunication Company 623,994
140,642 Al Rajhi Bank 4,016,217
287,224 Arab National Bank 1,743,235
143,892 Arabian Centres Company 749,902
209,187 Banque Saudi Fransi 1,006,945
83,020 Riyad Bank 623,037
7,969 SABIC Agri -Nutrients Company 265,504
23,287 Saudi Arabian Mining Company
b
473,144
243,745 Saudi Arabian Oil Company
a
1,675,558
25,667 Saudi Awwal Bank 243,887
81,834 Saudi Electricity Company 314,158
36,225 Saudi Investment Bank 135,199
322,153 Saudi National Bank 3,853,090
333 Saudi Telecom Company 3,953
Shares Common Stock  97.0% Value
Saudi Arabia  2.0%  - continued
17,595 Theeb Rent A Car Company $ 166,045
Total 15,893,868
South Africa  2.8%
124,157 Absa Group, Ltd. 1,956,412
221,379 AECI, Ltd. 1,298,787
30,182 Coronation Fund Managers, Ltd. 94,771
240,855 DataTec , Ltd. 1,140,807
152,494 FirstRand, Ltd. 869,804
69,110 Gold Fields, Ltd. ADR 3,463,793
689,168 Growthpoint Properties, Ltd. 755,136
52,448 Harmony Gold Mining Company,
Ltd. ADR 1,119,240
3,432 Impala Platinum Holdings, Ltd. 63,970
188,714 Momentum Group, Ltd. 440,075
28,122 MTN Group, Ltd. 312,283
28,722 Naspers, Ltd. 1,758,512
1,433,527 Old Mutual, Ltd. 1,375,803
139,121 Redefine Properties, Ltd. 53,372
22,899 Sanlam, Ltd. 143,174
464,797 Sibanye Stillwater, Ltd.
b
2,022,987
172,756 Standard Bank Group, Ltd. 3,174,906
13,629 Valterra Platinum, Ltd. 1,224,541
486,295 Vukile Property Fund, Ltd. 743,917
Total 22,012,290
South Korea  14.6%
55,837 BNK Financial Group, Inc. 643,416
4,082 CJ Corporation 616,501
22,819 Green Cross Holdings Corporation
b
247,064
22,679 GS Holdings Corporation 1,080,219
42,873 Hana Financial Group, Inc. 2,978,905
518 Hanwha Aerospace Company,
Ltd.
b
466,294
21,728 Hanwha Corporation
b
1,725,094
12,673 HD Hyundai Company, Ltd. 2,056,674
433 HD Hyundai Heavy Industries
Company, Ltd. 172,347
7,389 HD Korea Shipbuilding & Offshore
Engineering Company, Ltd. 2,116,460
2,591 Hyosung Corporation
b
273,568
7,104 Hyundai Department Store
Company, Ltd. 461,663
6,588 Hyundai Glovis Company, Ltd. 1,110,733
6,638 Hyundai Motor Company 2,310,725
119,874 iM Financial Group Company, Ltd. 1,288,958
11,806 Kakao Corporation 501,806
32,337 KB Financial Group, Inc. 3,026,718
20,460 Kia Corporation 2,177,010
27,530 Korea Electric Power Corporation
b
1,110,370
17,006 Korean Reinsurance Company 138,933
24,034 LG Corporation 1,525,639
110,543 LG Uplus Corporation 1,228,768
16,777 LX International Corporation 445,337
83,106 Mirae Asset Securities Company,
Ltd. 2,463,722
2,268 NAVER Corporation 431,105
1,081 PharmaResearch Company, Ltd. 354,731
1,996 POSCO Holdings, Inc. 478,967
1,588 Samsung Biologics Company,
Ltd.
a,b
1,919,113
15,094 Samsung C&T Corporation 3,146,413
346,874 Samsung Electronics Company,
Ltd. 38,320,829

Emerging Markets Equity Fund
Schedule of Investments as of January 30, 2026
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock  97.0% Value
South Korea  14.6%  - continued
767 Samsung Fire & Marine Insurance
Company, Ltd. $ 266,963
25,698 SD Biosensor, Inc.
b
160,594
56,909 Shinhan Financial Group Company,
Ltd. 3,325,975
2,748 Shinsegae , Inc. 608,812
41,320 SK Hynix, Inc. 25,799,277
12,798 SK Square Company, Ltd.
b
5,009,795
10,582 SK, Inc. 2,443,721
65,950 Woori Financial Group, Inc. 1,379,600
3,273 Youngone Corporation 206,694
1,110 Youngone Holdings Company, Ltd. 159,438
Total 114,178,951
Switzerland  <0.1%
11,600 BeOne Medicines, Ltd.
b
305,926
Total 305,926
Taiwan  20.5%
17,000 Accton Technology Corporation 594,375
222,000 Arcadyan Technology Corporation 1,260,760
1,115,000 Asia Cement Corporation 1,244,128
90,000 Asustek Computer, Inc. 1,413,880
1,751,000 Cathay Financial Holding
Company, Ltd. 4,171,727
12,000 Charoen Pokphand Enterprise
(Taiwan) Company, Ltd. 56,626
47,556 Chunghwa Telecom Company, Ltd.
ADR 2,020,179
167,000 Compeq Manufacturing Company,
Ltd. 890,407
4,469,000 CTBC Financial Holding Company,
Ltd. 7,200,210
131,000 Delta Electronics, Inc. 4,999,268
872,000 E.Sun Financial Holding Company,
Ltd. 923,391
403,000 Far Eastern New Century
Corporation 354,835
264,000 Far EasTone Telecommunications
Company, Ltd. 742,664
472,000 Feng Hsin Steel Company, Ltd. 968,897
506,000 First Financial Holding Company,
Ltd. 461,937
913,000 Fubon Financial Holding Company,
Ltd. 2,621,753
131,000 Hannstar Board Corporation 403,654
1,167,000 Hon Hai Precision Industry
Company, Ltd. 8,066,796
726,000 Hua Nan Financial Holdings
Company, Ltd. 763,603
463,000 KGI Financial Holding Company,
Ltd. 264,746
321,000 Lite-On Technology Corporation 1,649,999
19,000 Marketech International
Corporation 168,974
86,000 MediaTek , Inc. 4,770,466
238,000 Pegatron Corporation 524,838
242,000 Quanta Computer, Inc. 2,130,368
136,000 Simplo Technology Company, Ltd. 1,495,839
1,739,000 SinoPac Financial Holdings
Company, Ltd. 1,575,158
48,000 Sunonwealth Electric Machine
Industry Company, Ltd. 215,877
161,000 Synnex Technology International
Corporation 333,639
Shares Common Stock  97.0% Value
Taiwan  20.5%  - continued
47,000 Systex Corporation $ 172,544
128,131 Taichung Commercial Bank
Company, Ltd. 81,363
102,000 Taiwan Mobile Company, Ltd. 342,010
30,000 Taiwan Secom Company, Ltd. 101,519
1,714,000 Taiwan Semiconductor
Manufacturing Company, Ltd. 94,777,236
212,164 Topco Scientific Company, Ltd. 2,154,045
64,000 Tripod Technology Corporation 754,260
248,000 Tung Ho Steel Enterprise
Corporation 545,743
420,000 Uni -President Enterprises
Corporation 955,510
1,607,000 United Microelectronics
Corporation 3,197,535
302,000 Wah Lee Industrial Corporation 1,183,369
14,000 Wiwynn Corporation 1,569,290
67,000 WPG Holdings, Ltd. 136,265
119,000 WT Microelectronics Company, Ltd. 587,493
47,000 Yankey Engineering Company, Ltd. 880,972
259,000 Yuanta Financial Holding Company,
Ltd. 352,818
Total 160,080,966
Thailand  2.7%
394,700 Advanced Info Service PCL NVDR 4,377,382
933,000 Kasikornbank PCL NVDR 5,572,354
882,200 Kiatnakin Phatra Bank PCL NVDR 2,017,776
3,606,900 Krung Thai Bank PCL NVDR 3,236,598
788,300 SCB X PCL NVDR 3,393,473
457,400 Thanachart Capital PCL NVDR 857,310
308,000 TIDLOR Holdings PCL NVDR 166,029
384,400 Tisco Financial Group PCL NVDR
c
1,372,992
Total 20,993,914
Turkey  0.4%
4,003,229 Emlak Konut Gayrimenkul Yatirim
Ortakligi AS 2,353,550
313,575 Enerjisa Enerji AS 754,968
Total 3,108,518
United Arab Emirates  2.4%
130,789 Abu Dhabi Commercial Bank PJSC 542,500
39,244 Abu Dhabi Islamic Bank PJSC 260,272
578,978 Abu Dhabi National Oil Company
for Distribution PJSC 646,374
513,992 ADNOC Gas plc 505,543
119,151 Air Arabia PJSC 161,707
82,458 Aldar Properties PJSC 215,563
1,690,406 Deyaar Development PJSC 469,895
744,091 Dubai Islamic Bank PJSC 1,957,538
307,899 Emaar Development PJSC 1,442,032
980,702 Emaar Properties PJSC 4,011,752
345,318 Emirates NBD Bank PJSC 2,924,272
376,964 Emirates Telecommunications
Group Company PJSC 2,022,108
671,843 First Abu Dhabi Bank PJSC 3,402,663
305,483 Sharjah Islamic Bank 296,957
Total 18,859,176
United Kingdom  0.4%
31,912 AngloGold Ashanti plc 2,876,791
Total 2,876,791

Emerging Markets Equity Fund
Schedule of Investments as of January 30, 2026
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock  97.0% Value
United States  0.1%
3,205 Southern Copper Corporation $ 609,976
Total 609,976
Virgin Islands, British  <0.1%
17,004 VK IPJSC GDR
b,c
0
Total 0
Total Common Stock
(cost $530,225,744) 757,786,349
Shares Preferred Stock 2.0%
Brazil  0.9%
10,757 Axia Energia , Class C ADR
b
107,570
104,300 Bradespar SA 469,898
586,600 Companhia de Saneamento do
Parana 980,871
166,900 Companhia de Saneamento do
Parana, Units 1,473,407
7,223 Cyrela Brazil Realty SA
Empreendimentos e
Participacoes
b
38,621
162,996 Itausa SA 421,524
486,200 Petroleo Brasileiro SA 3,480,149
Total 6,972,040
Russian Federation  <0.1%
2,930,700 Surgutneftegas PAO
b,c,e
4
65,200 Transneft PJSC
b,c,e
0
Total 4
South Korea  1.1%
2,467 Hyundai Motor Company, 2nd
Preferred 465,940
6,063 Hyundai Motor Company, Preferred 1,119,281
84,201 Samsung Electronics Company,
Ltd. 6,820,372
Total 8,405,593
Total Preferred Stock
(cost $12,987,053) 15,377,637
Shares
Collateral Held for Securities
Loaned 0.4%
2,997,334 Thrivent Cash Management Trust 2,997,334
Total Collateral Held for
Securities Loaned
(cost $2,997,334) 2,997,334
Shares or
Principal
Amount Short-Term Investments 1.0%
Federal Home Loan Bank Discount
Notes
300,000 3.520%,  2/20/2026
f,g
299,391
Federal National Mortgage
Association Discount Notes
400,000 3.605%,  3/2/2026
f,g
398,764
300,000 3.550%,  3/18/2026
f,g
298,594
Shares or
Principal
Amount Short-Term Investments  1.0% Value
State Street Institutional U.S.
Government Money Market Fund
7,069,057 3.650%
f
$ 7,069,057
Total Short-Term Investments
(cost $8,065,908) 8,065,806
Total Investments (cost
$554,276,039) 100.4% $784,227,126
Other Assets and Liabilities,
Net (0.4%) (2,985,229)
Total Net Assets 100.0% $781,241,897
a Denotes securities sold under Rule 144A of the Securities
Act of 1933, which exempts them from registration. These
securities may be resold to other dealers in the program
or to other qualified institutional buyers. As of January 30,
2026, the value of these investments was $31,486,241 or
4.0% of total net assets.
b Non-income producing security.
c Security is valued using significant unobservable inputs.
Further information on valuation can be found in the Notes
to Financial Statements.
d All or a portion of the security is on loan.
e Pursuant to sanctions related to the Russian invasion of
Ukraine which restricts the ability of Russia and its allied nations to make payments on its dollar-denominated
sovereign debt and equity, existing accruals on these
securities have been reserved and income is currently not
being accrued.
f The interest rate shown reflects the yield.
g All or a portion of the security is held on deposit with the counterparty and pledged as the initial margin deposit for
open futures contracts.
The following table presents the total amount of securities loaned with continuous maturity, by type, offset by the gross payable upon return of collateral for securities loaned by Thrivent Core Emerging Markets
Equity Fund as of January 30, 2026:
Securities Lending Transactions
Common Stock $ 2,899,329
Total lending $2,899,329
Gross amount payable upon return of
collateral for securities loaned $2,997,334
Net amounts due to counterparty $98,005
Definitions:
ADR - American Depositary Receipt, which are certificates
for an underlying foreign security's shares held by an
issuing U.S. depository bank.
Bhd - Berhad - suffix used in Malaysia to identify a Public
Limited Company
GDR - Global Depository Receipts, which are certificates for shares of an underlying foreign security’s shares held by
an issuing depository bank from more than one country.
NVDR - Non-Voting Depository Receipts
PCL - Public Company Limited
plc - Public Limited Company

Emerging Markets Equity Fund
Schedule of Investments as of January 30, 2026
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Reference Description:
ICE
-
Intercontinental Exchange
MSCI
-
Morgan Stanley Capital International
Fair Valuation Measurements
The following table is a summary of the inputs used, as of January 30, 2026, in valuing Emerging Markets Equity Fund's assets carried at fair value.
Investments in Securities Total Level 1 Level 2 Level 3
Common Stock
Communications Services @ 70,724,306 11,292,656 59,431,650 0
Consumer Discretionary 60,069,187 5,085,220 54,983,967 –
Consumer Staples @ 7,411,378 366,125 7,045,253 0
Energy @ 35,422,933 2,098,420 33,324,422 91
Financials 205,558,056 19,654,568 184,530,495 1,372,993
Health Care 22,155,633 – 22,155,633 –
Industrials 40,101,800 636,825 39,464,975 –
Information Technology 217,234,937 3,127,859 214,107,078 –
Materials @ 68,347,873 9,753,231 58,594,634 8
Real Estate 14,288,786 – 14,288,786 –
Utilities 16,471,460 989,640 15,481,820 –
Preferred Stock
Consumer Discretionary 1,623,842 – 1,623,842 –
Energy @ 3,480,153 – 3,480,149 4
Financials 421,524 – 421,524 –
Information Technology 6,820,372 – 6,820,372 –
Materials 469,898 – 469,898 –
Utilities 2,561,848 107,570 2,454,278 –
Short-Term Investments 8,065,806 7,069,057 996,749 –
Subtotal Investments in Securities $781,229,792 $60,181,171 $719,675,525 $1,373,096
Other Investments  * Total
Collateral Held for Securities Loaned 2,997,334
Subtotal Other Investments $2,997,334
Total Investments at Value $784,227,126
* Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient).  According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy.  The fair value amounts presented in the table above are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.
@ Level 3 security in this section is fair valued at <$1.
The following table is a summary of the inputs used, as of January 30, 2026, in valuing Emerging Markets Equity Fund's other financial instrument assets carried at fair value.
Other Financial Instruments Total Level 1 Level 2 Level 3
Asset Derivatives
Futures Contracts 2,931,970 2,931,970 – –
Total Asset Derivatives $2,931,970 $2,931,970 $– $–
The following table presents Emerging Markets Equity Fund's futures contracts held as of January 30, 2026. Investments and/or cash totaling
$996,749 were pledged as the initial margin deposit for these contracts.
Futures Contracts Description
Number of
Contracts
Long/(Short)
Expiration
Date
Notional Principal
Amount
Value and
Unrealized
ICE US mini MSCI Emerging Markets Index 406 March 2026 $ 27,940,270 $ 2,931,970
Total Futures Long Contracts $ 27,940,270 $ 2,931,970
Total Futures Contracts $ 27,940,270 $2,931,970

Emerging Markets Equity Fund
Schedule of Investments as of January 30, 2026
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Investment in Affiliates
Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Portfolio's holdings of an issuer represent
5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Portfolio. The Portfolio owns shares of Thrivent Cash Management Trust for the purpose of securities lending for the Portfolio.
Thrivent Cash Management Trust is established solely for investment by Thrivent entities.
A summary of transactions (in thousands; values shown as zero are less than $500) for the fiscal year to date, in Emerging Markets Equity
Fund, is as follows:
Portfolio
Value
10/31/2025
Gross
Purchases
Gross
Sales
Value
1/30/2026
Shares Held at
1/30/2026
% of Net
Assets
1/30/2026
Collateral held for Securities Loaned
Cash Management Trust- Collateral Investment $6,260 $3,499 $6,762 $2,997 2,997 0.4%
Total Collateral Held for Securities Loaned 6,260 2,997 0.4
Total Value $6,260 $2,997
Portfolio
Net Realized
Gain/(Loss)
Change in
Unrealized
Appreciation/
(Depreciation)
Distributions of
Realized Capital
Gains
Income Earned
11/1/2025
- 1/30/2026
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment $– $– $– $116
Total Affiliated Income from Securities Loaned, Net $116
Total Value $– $– $–

International Equity Fund
Schedule of Investments as of January 30, 2026
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock 98.7% Value
Australia  6.6%
83,802 ANZ Group Holdings, Ltd. $ 2,131,951
360,717 BHP Group, Ltd. 12,423,942
194,092 Brambles, Ltd. 3,012,833
54,491 Commonwealth Bank of Australia 5,640,953
11,898 Computershare, Ltd. 270,210
381,840 DEXUS Property Group 1,781,386
603,690 GPT Group 2,217,964
192,255 Insurance Australia Group, Ltd. 1,013,595
15,353 JB Hi-Fi, Ltd. 864,996
84,665 National Australia Bank, Ltd. 2,543,287
209,955 Orica, Ltd. 3,740,181
350,846 QBE Insurance Group, Ltd. 4,808,614
51,363 Rio Tinto, Ltd.
a
5,351,242
53,354 Technology One, Ltd. 931,496
619,369 Telstra Corporation, Ltd. 2,104,178
40,159 Ventia Services Group, Pty. Ltd. 160,835
95,353 Westpac Banking Corporation 2,562,049
Total 51,559,712
Austria  <0.1%
5,159 Voestalpine AG 244,978
3,991 Wienerberger AG 131,921
Total 376,899
Belgium  0.6%
6,319 Ackermans & van Haaren NV 1,869,598
35,165 Anheuser-Busch InBev SA/NV 2,531,292
Total 4,400,890
Bermuda  0.3%
29,800 Jardine Matheson Holdings, Ltd. 2,171,762
Total 2,171,762
Cayman Islands  0.5%
3,299,500 WH Group, Ltd.
b
3,893,726
Total 3,893,726
Denmark  1.2%
6,731 Genmab AS
c
2,192,862
35,880 ISS AS 1,360,738
92,385 Novo Nordisk AS 5,485,751
Total 9,039,351
Finland  1.0%
168,997 Fortum Oyj 3,992,121
7,251 Konecranes Oyj 853,897
104,795 Nordea Bank Abp 2,024,689
45,473 Sampo Oyj 507,131
17,428 Wartsila Corporation 706,534
Total 8,084,372
France  8.0%
21,384 Air Liquide SA 4,004,433
228,055 AXA SA 10,399,145
112,155 BNP Paribas SA 12,127,646
220,822 Credit Agricole SA 4,782,232
142,276 Engie SA 4,247,868
785 EssilorLuxottica SA 239,972
1,183 Ipsen SA 193,262
9,356 Ipsos SA 396,917
41,703 Legrand SA 6,658,239
5,621 LVMH Moet Hennessy Louis Vuitton
SE 3,627,831
36,415 Safran SA 13,010,809
Shares Common Stock  98.7% Value
France  8.0%  - continued
22,462 Vinci SA $ 3,229,703
1,256 Wendel SA 121,340
Total 63,039,397
Germany  9.2%
33,975 Allianz SE 14,959,993
6,785 Commerzbank AG 278,897
8,497 Deutsche Bank AG 335,302
6,124 Deutsche Boerse AG 1,550,757
273,756 Deutsche Telekom AG 9,186,812
109,135 DHL Group 6,103,777
35,011 E.ON SE 742,581
35,653 Fresenius Medical Care AG 1,605,068
18,758 Fresenius SE & Company KGaA 1,049,285
15,718 GEA Group AG 1,123,885
22,079 Heidelberg Materials AG 6,046,813
2,882 HOCHTIEF AG 1,208,556
4,462 KION Group AG 315,174
40,628 Mercedes-Benz Group AG 2,776,699
11,533 Muenchener Rueckversicherungs-
Gesellschaft AG 6,989,904
40,790 SAP SE 8,148,581
2,313 Scout24 SE
b
230,286
12,622 Siemens AG 3,816,025
34,080 Siemens Energy AG
c
5,806,572
1,170 Talanx AG 147,573
Total 72,422,540
Hong Kong  1.3%
961,500 CK Hutchison Holdings, Ltd. 7,752,870
160,500 Sun Hung Kai Properties, Ltd. 2,577,452
Total 10,330,322
Ireland  0.5%
38,835 Bank of Ireland Group plc 789,031
88,128 Ryanair Holdings plc 2,991,017
Total 3,780,048
Israel  1.3%
74,459 Bank Hapoalim BM 1,840,733
82,309 Bank Leumi Le-Israel BM 1,978,654
233,903 Bezeq Israel Telecommunication
Corporation, Ltd. 600,706
25,978 Check Point Software Technologies,
Ltd.
c
4,663,311
13,976 Plus500, Ltd. 804,476
Total 9,887,880
Italy  5.2%
11,513 ACEA SPA 320,895
18,700 Buzzi SPA 1,064,437
731,154 Enel SPA 8,078,226
114,863 Eni SPA 2,347,708
174,035 Generali 7,098,984
214,189 Italgas SPA 2,573,314
45,732 Lottomatica Group SPA 1,124,926
48,825 Pirelli & C. SPA
b
367,664
1,536 Reply SPA 201,375
160,324 UniCredit SPA 13,971,649
163,943 Unipol Assicurazioni SPA 3,651,314
Total 40,800,492
Japan  22.0%
44,600 Advantest Corporation 7,376,242

International Equity Fund
Schedule of Investments as of January 30, 2026
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock  98.7% Value
Japan  22.0%  - continued
4,000 Ain Holdings, Inc. $ 167,039
8,900 Aisin Corporation 159,444
163,300 Amada Company, Ltd. 2,091,980
13,600 Arcs Company, Ltd. 305,541
7,100 Asics Corporation 170,916
18,000 Astellas Pharma, Inc. 250,378
17,300 Bandai Namco Holdings, Inc. 448,913
1,900 BayCurrent, Inc. 66,947
8,700 BIPROGY, Inc. 288,922
25,200 Bridgestone Corporation 567,359
38,900 Brother Industries, Ltd. 793,078
22,200 Canon, Inc. 675,743
47,900 Chugai Pharmaceutical Company,
Ltd. 2,736,083
19,800 Cosmo Energy Holdings Company,
Ltd. 593,745
76,500 Dai Nippon Printing Company, Ltd. 1,372,579
510,300 Dai-ichi Mutual Life Insurance
Company, Ltd. 4,487,651
305,000 Daiwa Securities Group, Inc. 2,972,039
24,100 Denso Corporation 334,382
500 DISCO Corporation 213,125
56,900 Eneos Holdings, Inc. 480,914
13,400 FANUC Corporation 538,072
5,200 Fast Retailing Company, Ltd. 1,983,971
44,200 FUJIFILM Holdings NPV 882,906
37,900 Fujitsu, Ltd. 1,053,081
22,700 Haseko Corporation 465,268
20,100 Heiwa Corporation 263,293
135,100 Hitachi, Ltd. 4,687,988
446,100 Honda Motor Company, Ltd. 4,486,667
25,900 Hoya Corporation 4,344,878
104,000 Inaba Denki Sangyo Company, Ltd. 1,732,250
40,100 Inpex Corporation 898,409
40,100 Isuzu Motors, Ltd. 646,004
228,000 ITOCHU Corporation 2,918,987
59,400 Japan Exchange Group, Inc. 648,186
226,600 Japan Post Holdings Company,
Ltd. 2,726,638
29,000 JTEKT Corporation 342,428
73,300 JX Advanced Metals Corporation 1,186,095
313,100 KDDI Corporation 5,286,373
6,400 Keyence Corporation 2,347,907
13,900 Kioxia Holdings Corporation
c
1,901,331
63,400 Komatsu, Ltd. 2,426,649
120,100 Kyocera Corporation 1,801,837
46,500 Kyoei Steel, Ltd. 749,464
1,000 Lasertec Corporation 229,737
265,800 LY Corporation 680,560
14,300 MEITEC Group Holdings, Inc. 319,875
152,500 Mitsubishi Chemical Group
Corporation 1,006,836
49,100 Mitsubishi Corporation 1,304,407
35,300 Mitsubishi Electric Corporation 1,103,545
191,500 Mitsubishi Heavy Industries, Ltd. 5,638,514
381,800 Mitsubishi UFJ Financial Group,
Inc. 6,914,539
26,700 Mitsui & Company, Ltd. 872,157
59,800 Mizuho Financial Group, Inc. 2,596,393
72,300 MS and AD Insurance Group
Holdings, Inc. 1,842,029
62,500 NEC Corporation 2,118,729
1,300 Nintendo Company, Ltd. 80,503
37,300 Nippon Express Holdings, Inc. 847,256
26,000 Nippon Shokubai Company, Ltd. 374,472
347,000 Nippon Steel Corporation 1,445,967
Shares Common Stock  98.7% Value
Japan  22.0%  - continued
74,100 Nippon Yusen Kabushiki Kaisha $ 2,435,288
3,600 Nishimatsu Construction Company,
Ltd. 133,966
20,100 Nitto Kogyo Corporation 537,728
152,500 Nomura Holdings, Inc. 1,382,007
8,100 Nomura Research Institute, Ltd. 246,405
7,400 NS Solutions Corporation 195,504
7,800 NSD Company, Ltd. 163,709
30,200 NSK, Ltd. 210,028
3,959,700 NTT, Inc. 3,979,024
8,100 Obayashi Corporation 182,844
114,200 Ono Pharmaceutical Company, Ltd. 1,701,392
53,900 ORIX Corporation 1,642,624
422,600 Persol Holdings Company, Ltd. 740,149
111,900 Rakuten Group, Inc.
c
670,921
99,300 Recruit Holdings Company, Ltd. 5,230,507
7,600 Sanrio Company, Ltd. 235,132
15,200 SCREEN Holdings Company, Ltd. 1,935,767
143,200 Seiko Epson Corporation 1,842,657
81,700 Sekisui House, Ltd.
a
1,820,832
14,200 Shin-Etsu Chemical Company, Ltd. 466,961
1,173,800 SoftBank Corporation 1,595,498
119,100 SoftBank Group Corporation 3,252,310
44,400 Sojitz Corporation 1,619,060
129,600 Sompo Holdings, Inc. 4,469,195
1,516,300 Sony Financial Group, Inc.
c
1,523,550
296,100 Sony Group Corporation 6,528,386
35,900 Subaru Corporation 770,707
42,200 Sumitomo Corporation 1,713,704
78,400 Sumitomo Mitsui Financial Group,
Inc. 2,758,931
37,800 Taiyo Holdings Company, Ltd. 1,223,469
80,400 Takeda Pharmaceutical Company,
Ltd. 2,736,793
36,900 Toagosei Company, Ltd. 419,425
134,400 Tokio Marine Holdings, Inc. 5,009,431
23,000 Tokyo Electron, Ltd. 6,128,559
23,400 TOPPAN Holdings, Inc. 722,820
20,300 Tosoh Corporation 331,309
237,600 Toyota Motor Corporation 5,385,324
57,900 Tsubakimoto Chain Company 888,179
67,000 TV Asahi Holdings Corporation 1,549,514
9,600 Yuasa Trading Company, Ltd. 351,845
Total 172,978,675
Jersey  <0.1%
73,178 TP ICAP Group plc 255,274
Total 255,274
Netherlands  7.6%
33,552 AerCap Holdings NV 4,820,080
11,478 Airbus SE 2,627,897
16,423 ASML Holding NV 23,549,114
85,183 Ferrovial SE 5,753,713
152,686 Koninklijke (Royal) KPN NV 747,784
251,797 Koninklijke Ahold Delhaize NV 9,845,335
17,970 Koninklijke Vopak NV 896,867
38,184 NN Group NV 3,026,750
110,577 Prosus NV 6,358,339
56,828 SBM Offshore NV 2,041,283
Total 59,667,162
Norway  0.3%
51,753 DNB Bank ASA 1,483,933
36,901 Storebrand ASA 645,762

International Equity Fund
Schedule of Investments as of January 30, 2026
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock  98.7% Value
Norway  0.3%  - continued
5,406 Yara International ASA $ 248,475
Total 2,378,170
Portugal  0.8%
1,473,908 Banco Comercial Portugues SA 1,595,368
806,109 EDP SA 4,122,010
35,459 Galp Energia SGPS SA 705,553
Total 6,422,931
Singapore  1.9%
584,800 CapitaLand Integrated Commercial
Trust 1,097,907
65,200 Singapore Airport Terminal
Services, Ltd. 194,240
291,700 Singapore Exchange, Ltd. 4,041,828
350,000 Singapore Technologies
Engineering, Ltd. 2,690,656
412,600 United Overseas Land, Ltd. 3,523,842
1,307,500 Yangzijiang Shipbuilding Holdings,
Ltd. 3,433,905
Total 14,982,378
Spain  4.1%
114,254 Aena SME SA
b
3,548,464
268,478 Banco Bilbao Vizcaya Argentaria
SA 6,814,980
1,337,180 Banco de Sabadell SA 5,245,487
845,847 Banco Santander SA 10,799,867
76,932 International Consolidated Airlines
Group SA 441,269
71,719 Logista Integral SA 2,616,083
249,779 Mapfre SA 1,142,927
25,552 Merlin Properties Socimi SA 380,297
33,420 Naturgy Energy Group SA 1,048,992
971 Vidrala SA 101,444
Total 32,139,810
Sweden  2.6%
43,206 AB Industrivarden, Class A 2,159,888
136,056 Assa Abloy AB 5,501,279
17,699 Fabege AB 163,429
58,895 Hexpol AB 482,037
154,230 Investor AB, Class B 5,947,059
82,244 Sandvik AB 3,247,515
61,092 SSAB AB, Class A 505,094
202,468 Telefonaktiebolaget LM Ericsson 2,192,762
Total 20,199,063
Switzerland  9.5%
178,677 ABB, Ltd. 15,383,749
2,543 Accelleron Industries AG 243,586
2,080 Avolta AG 127,341
3,337 Galderma Group AG 622,014
6,072 Galenica AG
b
758,985
3,158 Logitech International SA 272,068
43,504 Nestle SA 4,151,437
130,603 Novartis AG 19,377,543
36,295 Roche Holding AG, Participation
Certificates 16,504,786
6,649 Schindler Holding AG, Participation
Certificates 2,565,467
187,677 UBS Group AG 8,880,012
Shares Common Stock  98.7% Value
Switzerland  9.5%  - continued
7,889 Zurich Insurance Group AG $ 5,612,408
Total 74,499,396
United Kingdom  14.2%
51,298 AstraZeneca plc 9,557,503
219,009 Autotrader Group plc
b
1,614,416
60,792 BAE Systems plc 1,650,311
103,910 Balfour Beatty plc 1,017,515
1,402,208 Barclays plc 9,358,394
3,137 Berkeley Group Holdings plc 177,236
597,928 BP plc 3,791,182
9,321 British American Tobacco plc 563,113
633,427 Centrica plc 1,658,629
76,180 Compass Group plc 2,284,282
229,860 Convatec Group plc
b
725,049
17,798 Diploma plc 1,296,608
39,528 Endeavour Mining plc 2,249,856
41,754 Evraz plc
c,d
6
1,043 Games Workshop Group plc 243,319
510,465 GSK plc 13,201,421
112,442 Haleon plc 588,059
57,803 Halma plc 2,807,399
32,554 Howden Joinery Group plc 372,934
217,581 HSBC Holdings plc 3,838,315
35,224 IG Group Holdings plc 653,475
5,514 IMI plc 208,220
224,288 Imperial Brands plc 9,446,476
291,388 Kingfisher plc 1,342,824
482,469 Lloyds TSB Group plc 720,422
59,098 MONY Group plc 150,861
2,342 Morgan Sindall Group plc 157,990
495,448 NatWest Group plc 4,515,884
28,686 Next plc 5,208,180
21,507 Paragon Banking Group plc 261,330
8,973 Reckitt Benckiser Group plc 747,985
9,546 RELX plc 338,424
18,954 Rio Tinto plc 1,729,249
553 Rolls-Royce Holdings plc 9,244
28,849 Rotork plc 139,997
33,953 Sage Group plc 445,231
431,937 Shell plc 16,603,383
23,936 Smith & Nephew plc 407,946
13,528 Smiths Group plc 464,575
137,607 Standard Chartered plc 3,520,859
839,564 Tesco plc 4,885,238
1,658,308 Vodafone Group plc 2,442,224
29,037 Zigup plc 151,779
Total 111,547,343
Total Common Stock
(cost $580,557,738) 774,857,593
Shares
Collateral Held for Securities
Loaned 0.8%
6,528,640 Thrivent Cash Management Trust 6,528,640
Total Collateral Held for
Securities Loaned
(cost $6,528,640) 6,528,640

International Equity Fund
Schedule of Investments as of January 30, 2026
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares or
Principal
Amount Short-Term Investments 0.9% Value
Federal Home Loan Bank Discount
Notes
100,000 3.520%,  2/20/2026
e,f
$ 99,797
300,000 3.562%,  4/6/2026
e,f
298,028
100,000 3.545%,  4/10/2026
e,f
99,303
Federal Home Loan Mortgage
Corporation Discount Notes
200,000 3.560%,  3/12/2026
e,f
199,182
Federal National Mortgage
Association Discount Notes
400,000 3.605%,  3/2/2026
e,f
398,764
400,000 3.544%,  3/18/2026
e,f
398,125
State Street Institutional U.S.
Government Money Market Fund
5,442,097 3.650%
e
5,442,097
Total Short-Term Investments
(cost $6,935,488) 6,935,296
Total Investments (cost
$594,021,866) 100.4% $788,321,529
Other Assets and Liabilities,
Net (0.4%) (3,245,806)
Total Net Assets 100.0% $785,075,723
a All or a portion of the security is on loan.
b Denotes securities sold under Rule 144A of the Securities
Act of 1933, which exempts them from registration. These
securities may be resold to other dealers in the program
or to other qualified institutional buyers. As of January 30,
2026, the value of these investments was $11,138,590 or
1.4% of total net assets.
c Non-income producing security.
d Security is valued using significant unobservable inputs.
Further information on valuation can be found in the Notes
to Financial Statements.
e The interest rate shown reflects the yield.
f All or a portion of the security is held on deposit with the counterparty and pledged as the initial margin deposit for
open futures contracts.
The following table presents the total amount of securities loaned with continuous maturity, by type, offset by the gross payable upon return of collateral for securities loaned by Thrivent Core International Equity
Fund as of January 30, 2026:
Securities Lending Transactions
Common Stock $ 6,105,216
Total lending $6,105,216
Gross amount payable upon return of
collateral for securities loaned $6,528,640
Net amounts due to counterparty $423,424
Definitions:
plc - Public Limited Company

International Equity Fund
Schedule of Investments as of January 30, 2026
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Fair Valuation Measurements
The following table is a summary of the inputs used, as of January 30, 2026, in valuing International Equity Fund's assets carried at fair value.
Investments in Securities Total Level 1 Level 2 Level 3
Common Stock
Communications Services 33,897,966 – 33,897,966 –
Consumer Discretionary 49,783,584 – 49,783,584 –
Consumer Staples 36,537,182 – 36,537,182 –
Energy 28,359,044 – 28,359,044 –
Financials 222,553,334 – 222,553,334 –
Health Care 84,279,030 – 84,279,030 –
Industrials 161,985,858 4,820,080 157,165,778 –
Information Technology 73,406,576 4,663,311 68,743,265 –
Materials 45,528,106 – 45,528,100 6
Real Estate 11,742,277 – 11,742,277 –
Utilities 26,784,636 – 26,784,636 –
Short-Term Investments 6,935,296 5,442,097 1,493,199 –
Subtotal Investments in Securities $781,792,889 $14,925,488 $766,867,395 $6
Other Investments  * Total
Collateral Held for Securities Loaned 6,528,640
Subtotal Other Investments $6,528,640
Total Investments at Value $788,321,529
* Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient).  According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy.  The fair value amounts presented in the table above are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.
The following table is a summary of the inputs used, as of January 30, 2026, in valuing International Equity Fund's other financial instrument assets carried at fair value.
Other Financial Instruments Total Level 1 Level 2 Level 3
Asset Derivatives
Futures Contracts 1,915,019 1,915,019 – –
Total Asset Derivatives $1,915,019 $1,915,019 $– $–

International Equity Fund
Schedule of Investments as of January 30, 2026
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Reference Description:
EAFE
-
Europe, Australasia and Far East
ICE
-
Intercontinental Exchange
MSCI
-
Morgan Stanley Capital International
The following table presents International Equity Fund's futures contracts held as of January 30, 2026. Investments and/or cash totaling
$1,493,199 were pledged as the initial margin deposit for these contracts.
Futures Contracts Description
Number of
Contracts
Long/(Short)
Expiration
Date Notional Amount
Value and
Unrealized
ICE mini MSCI EAFE Index 294 March 2026 $ 42,725,941 $ 1,915,019
Total Futures Long Contracts $ 42,725,941 $ 1,915,019
Total Futures Contracts $ 42,725,941 $1,915,019
Investment in Affiliates
Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Portfolio's holdings of an issuer represent
5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Portfolio. The Portfolio owns shares of Thrivent Cash Management Trust for the purpose of securities lending for the Portfolio.
Thrivent Cash Management Trust is established solely for investment by Thrivent entities.
A summary of transactions (in thousands; values shown as zero are less than $500) for the fiscal year to date, in International Equity Fund, is as follows:
Portfolio
Value
10/31/2025
Gross
Purchases
Gross
Sales
Value
1/30/2026
Shares Held at
1/30/2026
% of Net
Assets
1/30/2026
Collateral held for Securities Loaned
Cash Management Trust- Collateral Investment $18,244 $24,485 $36,200 $6,529 6,529 0.8%
Total Collateral Held for Securities Loaned 18,244 6,529 0.8
Total Value $18,244 $6,529
Portfolio
Net Realized
Gain/(Loss)
Change in
Unrealized
Appreciation/
(Depreciation)
Distributions of
Realized Capital
Gains
Income Earned
11/1/2025
- 1/30/2026
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment $– $– $ – $9
Total Affiliated Income from Securities Loaned, Net $9
Total Value $– $– $–

Short-Term Reserve Fund
Schedule of Investments as of January 30, 2026
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Basic Materials 1.3%
a
Value
BASF SE
$ 6,300,000 3.800% ,3/25/2026
b
$ 6,264,581
Mosaic Company
15,000,000 3.830% ,2/19/2026
b
14,967,896
PPG Industries, Inc.
25,000,000 3.830% ,2/6/2026 24,981,480
Total 46,213,957
Principal
Amount Capital Goods 8.3%
a
Value
Amcor Finance USA, Inc.
25,000,000 3.820% ,2/19/2026
b,c
24,946,792
Amcor Flexibles North America,
Inc.
15,000,000 3.810% ,2/11/2026
b,c
14,980,431
11,000,000 3.830% ,2/17/2026
b,c
10,978,169
Caterpillar Financial Services
Corporation
7,000,000
4.206% (SOFRRATE +
0.460%),2/27/2026
d
7,001,661
DCAT, LLC
25,000,000 3.860% ,2/17/2026 24,953,635
25,000,000 3.850% ,3/2/2026 24,919,888
Dealers Capital Access Trust, LLC
25,000,000 3.790% ,4/7/2026 24,826,040
14,260,000 3.770% ,4/10/2026 14,156,344
John Deere Capital Corporation
12,759,000
4.159% (SOFRRATE +
0.440%),3/6/2026
d
12,762,763
Parker-Hannifin Corporation
4,650,000 3.880% ,3/5/2026
b
4,633,130
12,600,000 3.879% ,3/10/2026
b
12,547,544
9,000,000 3.800% ,3/25/2026
b
8,948,214
Republic Services, Inc.
25,000,000 3.770% ,2/5/2026
b
24,984,150
Salisbury Receivables Company,
LLC
6,600,000 3.900% ,2/9/2026
b,c
6,593,223
15,000,000 3.920% ,2/13/2026
b,c
14,978,387
25,000,000 3.990% ,3/9/2026
b,c
24,901,430
10,000,000 3.890% ,3/17/2026
b,c
9,952,220
25,000,000 3.910% ,6/12/2026
b,c
24,656,295
Total 291,720,316
Principal
Amount Consumer Cyclical 9.5%
a
Value
American Honda Finance
Corporation
24,450,000 4.130% ,2/5/2026
c
24,434,508
15,000,000 4.110% ,2/11/2026
c
14,981,001
BMW US Capital, LLC
25,250,000
4.225% (SOFRINDX +
0.550%),4/2/2026
b,d
25,266,103
15,757,000 5.050% ,4/2/2026
b
15,786,487
5,600,000
4.462% (SOFRINDX +
0.780%),3/19/2027
b,d
5,623,612
Hyundai Capital America
25,000,000 3.910% ,2/4/2026
b,c
24,987,000
24,750,000 3.920% ,2/11/2026
b,c
24,718,746
Marriott International, Inc./MD
25,000,000 3.810% ,2/26/2026
b
24,927,157
Mercedes-Benz Finance North
America, LLC
34,699,000 1.450% ,3/2/2026
b
34,634,792
Principal
Amount Consumer Cyclical  9.5%
a
Value
Toyota Credit Canada, Inc.
$ 15,000,000 4.060% ,4/6/2026
c
$ 14,895,169
10,000,000 3.960% ,4/14/2026
c
9,922,136
Toyota Credit de Puerto Rico
Corporation
20,000,000 4.260% ,2/23/2026 19,950,708
25,000,000 4.250% ,3/9/2026 24,901,885
15,000,000 4.220% ,3/17/2026 14,928,509
15,000,000 4.010% ,3/31/2026 14,905,001
Toyota Motor Credit Corporation
4,220,000
4.115% (SOFRINDX +
0.450%),4/10/2026
d
4,222,405
15,543,000
4.580% (SOFRRATE +
0.770%),8/7/2026
d
15,588,012
VW Credit, Inc.
17,000,000 4.143% ,2/5/2026
b,c
16,989,100
Total 331,662,331
Principal
Amount Consumer Non-Cyclical 3.6%
a
Value
Archer-Daniels-Midland Company
25,000,000 3.750% ,3/25/2026
b
24,860,950
Bunge, Ltd. Finance Corporation
25,000,000 3.850% ,3/11/2026
b,c
24,891,667
Cargill, Inc.
10,000,000 0.750% ,2/2/2026
b
10,000,000
City of Hope
25,000,000 3.960% ,2/4/2026
c
24,985,998
Nestle Finance International, Ltd.
16,000,000 3.920% ,3/31/2026
b,c
15,901,600
Sysco Corporation
25,000,000 4.100% ,2/13/2026
b
24,963,495
Total 125,603,710
Principal
Amount Energy 1.5%
a
Value
Enbridge US, Inc.
25,000,000 3.830% ,2/26/2026
b,c
24,927,782
ONEOK, Inc.
20,000,000 3.810% ,2/10/2026
b,c
19,976,622
TotalEnergies Capital SA
7,860,000 3.700% ,3/31/2026
b,c
7,811,268
Total 52,715,672
Principal
Amount Financials 54.6%
a
Value
Australia & New Zealand Banking
Group, Ltd.
25,420,000
4.242% (SOFRRATE +
0.560%),3/18/2026
b,d
25,432,710
15,000,000 3.950% ,9/24/2026
b
15,001,863
Bank of New York Mellon
10,600,000
3.900% (SOFRRATE +
0.260%),4/7/2026
d
10,603,013
Barclays Bank plc
25,000,000 3.970% ,3/31/2026
b,c
24,840,990
Barton Capital SA
25,000,000 3.750% ,2/12/2026
b,c
24,966,570
22,605,000 3.995% ,3/6/2026
b,c
22,522,953
15,000,000 3.830% ,3/30/2026
b,c
14,908,059
Bay Square Funding, LLC
4,220,000 4.010% ,2/18/2026
b
4,211,723
40,000,000 3.930% ,2/24/2026
b
39,896,536
25,000,000 3.870% ,4/15/2026
b
24,805,730

Short-Term Reserve Fund
Schedule of Investments as of January 30, 2026
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Financials  54.6%
a
Value
BPCE SA
$ 36,745,000 4.000% ,3/13/2026
b
$ 36,585,611
Cabot Trail Funding, LLC
15,000,000 4.040% ,2/11/2026
b
14,981,514
6,700,000 3.870% ,4/2/2026
b
6,656,960
Canadian Imperial Bank of
Commerce/New York, NY
10,000,000
3.950% (SOFRRATE +
0.300%),2/9/2026
d
10,000,641
10,000,000
3.980% (SOFRRATE +
0.330%),7/23/2026
d
10,007,433
Chariot Funding, LLC
9,000,000
3.910% (SOFRRATE +
0.270%),5/20/2026
b,d
9,000,356
15,000,000
3.940% (SOFRRATE +
0.300%),6/12/2026
b,d
15,001,078
Charta, LLC
20,000,000 3.720% ,5/21/2026
b,c
19,769,984
Ciesco, LLC
20,000,000 3.960% ,3/23/2026
b,c
19,892,090
Citibank NA
20,000,000
4.030% (SOFRRATE +
0.380%),3/16/2026
d
20,007,284
25,000,000
4.256% (SOFRINDX +
0.590%),4/30/2026
d
25,016,750
9,700,000 5.438% ,4/30/2026 9,727,373
3,357,000
4.515% (SOFRRATE +
0.708%),8/6/2026
d
3,363,748
Citigroup Global Markets, Inc.
25,000,000
3.990% (SOFRRATE +
0.340%),6/17/2026
b,d
25,008,385
25,000,000
3.930% (SOFRRATE +
0.280%),7/1/2026
b,d
25,003,007
25,000,000
3.950% (SOFRRATE +
0.300%),8/28/2026
b,d
25,001,425
Commonwealth Bank of Australia
5,520,000
4.434% (SOFRRATE +
0.750%),3/13/2026
b,d
5,523,702
10,000,000
4.204% (SOFRRATE +
0.520%),6/15/2026
b,d
10,011,480
Cooperatieve Rabobank UA/NY
7,790,000
4.575% (SOFRINDX +
0.900%),10/5/2026
d
7,826,195
25,000,000
3.970% (SOFRRATE +
0.320%),11/25/2026
d
25,014,240
Falcon Asset Funding, LLC
20,000,000
3.950% (SOFRRATE +
0.300%),7/2/2026
b,d
20,001,414
25,000,000
3.990% (SOFRRATE +
0.350%),9/8/2026
b,d
25,003,859
Goldman Sachs Bank USA/New
York, NY
25,000,000 3.800% ,4/29/2026 25,001,200
25,000,000 3.820% ,7/27/2026 24,999,982
12,050,000 5.283% 0,3/18/2027
d
12,068,404
Gotham Funding Corporation
25,000,000 3.830% ,3/17/2026
b,c
24,880,550
GTA Funding, LLC
25,000,000 3.800% ,4/30/2026
b
24,766,250
25,000,000 3.870% ,5/6/2026
b
24,750,667
HSBC Holdings plc
5,000,000 4.300% ,3/8/2026 5,002,153
HSBC USA, INC.
25,000,000 3.900% ,3/24/2026
b
24,859,035
Principal
Amount Financials  54.6%
a
Value
Idaho Housing & Finance
Association
$ 18,340,000 4.030% ,2/18/2026
c
$ 18,342,509
7,350,000 3.870% ,3/20/2026
c
7,352,323
ING US Funding, LLC
10,000,000
3.850% (SOFRRATE +
0.200%),5/1/2026
b,c,d
10,001,244
JPMorgan Chase & Company
9,050,000 1.040% 0,2/4/2027
d
9,048,538
JPMorgan Chase Bank NA
20,000,000
4.286% (SOFRRATE +
0.620%),4/29/2026
d
20,020,450
Lime Funding, LLC
25,000,000 3.780% ,2/20/2026
b
24,945,742
15,410,000 4.010% ,5/18/2026
b
15,237,562
Lloyds Bank plc
23,000,000 3.720% ,6/15/2026 22,678,048
25,000,000 3.720% ,6/22/2026 24,631,807
Macquarie Bank, Ltd.
20,000,000 3.930% ,3/31/2026
b
19,876,334
Mid-America Apartments, LP
25,000,000 3.850% ,2/19/2026
b
24,946,770
21,500,000 3.870% ,3/5/2026
b
21,422,000
Mitsubishi UFJ Trust & Banking
Corporation/NY
15,000,000
3.970% (SOFRRATE +
0.320%),3/17/2026
d
15,004,225
10,000,000 3.840% ,4/17/2026
b
9,920,502
Mizuho Markets Cayman, LP
20,000,000
4.172% (SOFRRATE +
0.500%),5/1/2026
b,d
20,007,424
10,000,000
4.210% (SOFRRATE +
0.520%),10/9/2026
b,d
10,012,361
Morgan Stanley Institutional
Liquidity Funds - Government
Portfolio
10,000 3.609% ,1/31/2026 10,000
National Australia Bank, Ltd.
10,000,000 3.870% ,2/13/2026
b
10,000,514
Nationwide Building Society
20,000,000 3.830% ,3/10/2026
b
19,920,830
16,195,000 3.960% ,3/25/2026
b
16,105,264
15,000,000 3.960% ,3/26/2026
b
14,915,131
Natixis SA/New York, NY
25,000,000 3.840% ,7/8/2026 24,586,563
New York Life Global Funding
6,000,000
4.605% (SOFRINDX +
0.930%),4/2/2026
b,d
6,008,400
18,170,000
4.183% (SOFRRATE +
0.480%),6/9/2026
b,d
18,187,625
16,115,000
4.326% (SOFRRATE +
0.580%),8/28/2026
b,d
16,147,959
4,867,000
4.229% (SOFRRATE +
0.410%),2/5/2027
b,d
4,873,256
Nieuw Amsterdam Receivables
Corporation BV
15,000,000 3.710% ,4/13/2026
b,c
14,886,719
Nordea Bank Abp
10,000,000 3.910% ,8/4/2026
b
10,005,031
Nordea Bank Abp/New York, NY
15,000,000
4.000% (SOFRRATE +
0.350%),1/8/2027
d
15,015,405
Old Line Funding, LLC
25,000,000 3.870% ,6/1/2026
b,c
24,684,945

Short-Term Reserve Fund
Schedule of Investments as of January 30, 2026
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Financials  54.6%
a
Value
Pacific Life Global Funding II
$ 14,222,000
4.333% (SOFRRATE +
0.620%),6/4/2026
b,d
$ 14,241,087
18,479,000
4.716% (SOFRINDX +
1.050%),7/28/2026
b,d
18,552,916
14,200,000
4.315% (SOFRRATE +
0.480%),2/4/2027
b,d
14,222,435
Pricoa Global Funding I
6,705,000 1.200% ,9/1/2026
b
6,602,790
Protective Life Global Funding
5,000,000 1.618% ,4/15/2026
b
4,977,259
Pure Grove Funding
2,190,000 3.960% ,2/9/2026
b,c
2,187,751
2,360,000 4.100% ,2/25/2026
b,c
2,353,650
Royal Bank of Canada
20,000,000
4.302% (SOFRINDX +
0.460%),8/3/2026
d
20,022,169
25,000,000 3.920% ,8/10/2026
b
25,007,938
25,000,000 4.000% ,11/12/2026
b
25,015,118
4,677,000
4.376% (SOFRINDX +
0.710%),1/21/2027
d
4,694,704
Sheffield Receivables Corporation,
LLC
3,500,000 3.850% ,2/9/2026
b,c
3,496,402
10,000,000 3.950% ,2/11/2026
b,c
9,987,643
25,000,000 3.960% ,3/9/2026
b,c
24,901,165
Skandinaviska Enskilda Banken AB
15,000,000 3.960% ,9/23/2026
b
15,010,473
Societe Generale SA
10,000,000 3.870% ,7/9/2026
b
9,832,322
10,000,000 3.850% ,7/13/2026
b
9,828,788
Starbird Funding Corporation
5,400,000 4.010% ,3/5/2026
b,c
5,380,963
10,000,000 4.020% ,3/9/2026
b,c
9,960,572
15,000,000 3.890% ,3/24/2026
b,c
14,917,526
25,000,000 3.860% ,6/3/2026
b,c
24,679,035
Sumitomo Mitsui Trust NY
20,000,000 3.940% ,2/13/2026
b
19,971,576
4,682,000 1.550% ,3/25/2026
b
4,666,831
2,160,000 3.750% ,4/7/2026
b
2,145,051
15,000,000 3.755% ,4/14/2026
b
14,885,004
Svenska Handelsbanken AB
25,270,000
4.934% (SOFRRATE +
1.250%),6/15/2026
b,d
25,370,903
15,000,000 3.960% ,9/23/2026
b
15,008,859
17,000,000
3.990% (SOFRRATE +
0.340%),12/8/2026
d
17,009,537
Svenska Handelsbanken/New York,
NY
10,000,000
3.900% (SOFRRATE +
0.250%),2/27/2026
d
10,001,243
Swedbank AB
15,000,000 3.830% ,4/21/2026
b
15,002,150
Thunder Bay Funding, LLC
20,000,000 4.130% ,2/26/2026
b,c
19,944,248
25,000,000
3.990% (SOFRRATE +
0.340%),10/15/2026
b,c,d
25,003,716
Toronto-Dominion Bank
15,000,000 3.900% ,3/13/2026
b
14,934,339
25,000,000 3.880% ,4/13/2026
b
24,810,238
15,000,000 3.980% ,8/21/2026
b
15,008,499
Toronto-Dominion Bank/NY
25,000,000
4.120% (SOFRRATE +
0.470%),5/22/2026
d
25,023,580
Principal
Amount Financials  54.6%
a
Value
$ 25,000,000
4.050% (SOFRRATE +
0.400%),12/31/2026
d
$ 25,019,538
UDR, Inc.
50,000,000 3.820% ,2/17/2026
b,c
49,904,425
UnitedHealth Group, Inc.
6,885,000 1.150% ,5/15/2026 6,833,458
10,000,000
4.166% (SOFRRATE +
0.500%),7/15/2026
d
10,015,874
Ventas Realty, LP
24,000,000 3.800% ,2/5/2026
b,c
23,984,784
Victory Receivables Corporation
24,440,000 3.650% ,2/2/2026
b,c
24,432,531
15,000,000 3.790% ,3/30/2026
b,c
14,908,272
Westpac Banking Corporation
4,010,000 2.700% ,8/19/2026 3,987,816
15,000,000 3.950% ,9/18/2026
b
15,007,775
15,000,000 3.950% ,9/28/2026
b
15,006,878
Total 1,914,478,229
Principal
Amount Foreign Government 1.2%
a
Value
Caisse d'Amortissement de la Dette
Sociale
16,300,000 3.950% ,3/9/2026
b
16,236,844
Caisse des Depots et
Consignations
25,000,000 3.715% ,5/29/2026
b
24,695,047
Total 40,931,891
Principal
Amount Technology 1.5%
a
Value
Fidelity National Information
Services, Inc.
15,000,000 3.850% ,2/20/2026
b
14,966,449
Oracle Corporation
10,850,000 3.950% ,2/2/2026
b
10,846,486
25,000,000 4.020% ,3/16/2026
b
24,872,033
Total 50,684,968
Principal
Amount Transportation 0.7%
a
Value
Ryder System, Inc.
25,000,000 3.830% ,2/19/2026 24,946,792
Total 24,946,792
Principal
Amount
U.S. Government &
Agencies 9.0%
a
Value
Federal Agricultural Mortgage
Corporation
10,000,000
3.770% (SOFRRATE +
0.120%),5/12/2027
d
9,999,543
Federal Farm Credit Bank
10,000,000
3.730% (SOFRRATE +
0.080%),3/4/2026
d
10,000,464
10,000,000
3.725% (FEDL 1M +
0.085%),5/7/2026
d
10,001,411
10,000,000
3.770% (SOFRRATE +
0.120%),7/10/2026
d
10,004,844
20,000,000
3.680% (SOFRRATE +
0.030%),12/8/2026
d
19,999,444
20,000,000
3.730% (SOFRRATE +
0.080%),12/22/2026
d
20,001,082
12,400,000
3.780% (SOFRRATE +
0.130%),4/23/2027
d
12,411,086

Short-Term Reserve Fund
Schedule of Investments as of January 30, 2026
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount
U.S. Government &
Agencies  9.0%
a
Value
$ 20,000,000
3.745% (SOFRRATE +
0.095%),4/29/2027
d
$ 19,998,378
10,000,000
3.770% (SOFRRATE +
0.120%),5/28/2027
d
9,998,915
10,000,000
3.765% (SOFRRATE +
0.115%),7/30/2027
d
10,007,066
5,000,000
3.765% (SOFRRATE +
0.115%),8/27/2027
d
4,999,496
Federal Home Loan Bank
10,000,000
3.750% (SOFRRATE +
0.100%),4/6/2026
d
10,001,255
5,000,000
3.765% (SOFRRATE +
0.115%),7/16/2026
d
5,001,604
5,000,000
3.710% (SOFRRATE +
0.060%),1/29/2027
d
4,999,682
20,000,000
3.745% (SOFRRATE +
0.095%),2/25/2027
d
19,996,875
15,000,000
3.750% (SOFRRATE +
0.100%),3/18/2027
d
14,999,916
6,000,000
3.740% (SOFRRATE +
0.090%),3/30/2027
d
6,000,406
15,000,000
3.830% (SOFRRATE +
0.180%),10/14/2027
d
14,998,474
20,000,000
3.820% (SOFRRATE +
0.170%),11/5/2027
d
19,998,257
10,000,000
3.780% (SOFRRATE +
0.130%),12/8/2027
d
9,999,414
Federal Home Loan Mortgage
Corporation
15,000,000
3.775% (SOFRRATE +
0.125%),8/25/2027
d
15,005,332
20,000,000
3.780% (SOFRRATE +
0.130%),9/2/2027
d
19,997,316
7,500,000
3.790% (SOFRRATE +
0.140%),10/6/2027
d
7,506,065
Federal National Mortgage
Association
6,000,000
3.770% (SOFRRATE +
0.120%),7/29/2026
d
6,005,230
U.S. International Development
Finance Corporation
7,905,983
3.880% (T-BILL 3M +
FLAT),2/6/2026
d
7,905,983
8,226,495
3.880% (T-BILL 3M +
FLAT),2/6/2026
d
8,226,495
5,099,400
3.920% (T-BILL 3M +
FLAT),2/6/2026
d
5,099,400
4,438,466
3.920% (T-BILL 3M +
FLAT),2/6/2026
d
4,438,466
Total 317,601,899
Principal
Amount U.S. Municipals 0.2%
a
Value
Port of Seattle, WA
5,000,000 4.000% ,2/3/2026
c
5,000,176
South Carolina Public Service Auth.
2,998,000 4.030% ,2/18/2026
c
2,998,410
Total 7,998,586
Principal
Amount Utilities 9.2%
a
Value
American Electric Power Company,
Inc.
10,000,000 3.820% ,2/6/2026
b
9,992,650
Principal
Amount Utilities  9.2%
a
Value
American Water Capital
Corporation
$ 1,265,000 3.820% ,2/5/2026
b,c
$ 1,264,203
4,000,000 3.790% ,2/10/2026
b,c
3,995,372
Consolidated Edison Company of
New York, Inc.
25,000,000 3.880% ,2/12/2026
b
24,965,662
DTE Electric Company
10,000,000 3.800% ,3/3/2026 9,966,110
Duke Energy Corporation
10,000,000 3.870% ,2/2/2026
b
9,996,935
Florida Power & Light Company
4,542,000 4.450% ,5/15/2026 4,548,881
NextEra Energy Capital Holdings,
Inc.
33,248,000 3.820% ,3/4/2026
b,c
33,130,266
Public Service Enterprise Group,
Inc.
25,000,000 3.820% ,2/3/2026
b
24,989,525
San Diego Gas & Electric Company
13,000,000 3.820% ,2/2/2026
b
12,995,662
20,000,000 3.820% ,2/9/2026
b
19,977,694
Southern California Gas Company
12,570,000 2.600% ,6/15/2026 12,507,890
Southern Company
2,000,000 3.750% ,2/3/2026
b
1,999,162
Union Electric Company
5,260,000 3.800% ,2/2/2026 5,258,362
Virginia Electric and Power
Company
5,335,000 3.820% ,2/6/2026 5,331,079
18,000,000 3.780% ,2/9/2026 17,981,075
25,000,000 3.810% ,2/20/2026 24,944,520
25,000,000 3.840% ,3/3/2026 24,915,275
WEC Energy Group, Inc.
25,000,000 3.820% ,2/20/2026
b
24,944,075
Wisconsin Electric Power Company
25,000,000 3.770% ,2/3/2026 24,989,512
25,000,000 3.770% ,2/6/2026 24,981,625
Total 323,675,535
Total Investments (cost
$3,527,761,967) 100.6% $3,528,233,886
Other Assets and Liabilities,
Net (0.6)% (21,737,588)
Total Net Assets 100.0% $3,506,496,298
a The interest rate shown reflects the yield.
b Denotes securities sold under Rule 144A of the Securities
Act of 1933, which exempts them from registration. These
securities may be resold to other dealers in the program
or to other qualified institutional buyers. As of January 30,
2026, the value of these investments was $2,237,008,934 or
63.8% of total net assets.
c Denotes investments that benefit from credit enhancement
or liquidity support provided by a third party bank, institution or government.

Short-Term Reserve Fund
Schedule of Investments as of January 30, 2026
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

d Denotes variable rate securities. The rate shown is as
of January 30, 2026. The rates of certain variable rate
securities are based on a published reference rate and
spread; these may vary by security and the reference rate
and spread are indicated in their description.  The rates of other variable rate securities are determined by the issuer or agent and are based on current market conditions.  These
securities do not indicate a reference rate and spread in
their description.
Definitions:
Auth. - Authority
plc - Public Limited Company
Reference Rate Index:
FEDL 1M - Federal Funds 1 Month Rate
SOFRINDX - Secured Overnight Financing Rate
Compounded Index
SOFRRATE - Secured Overnight Financing Rate
T-BILL 3M - U. S. Treasury Bill Rate 3 Month
Fair Valuation Measurements
The following table is a summary of the inputs used, as of January 30, 2026, in valuing Short-Term Reserve Fund's assets carried at fair value.
Investments in Securities Total Level 1 Level 2 Level 3
Basic Materials 46,213,957 – 46,213,957 –
Capital Goods 291,720,316 – 291,720,316 –
Consumer Cyclical 331,662,331 – 331,662,331 –
Consumer Non-Cyclical 125,603,710 – 125,603,710 –
Energy 52,715,672 – 52,715,672 –
Financials 1,914,478,229 10,000 1,914,468,229 –
Foreign Government 40,931,891 – 40,931,891 –
Technology 50,684,968 – 50,684,968 –
Transportation 24,946,792 – 24,946,792 –
U.S. Government & Agencies 317,601,899 – 317,601,899 –
U.S. Municipals 7,998,586 – 7,998,586 –
Utilities 323,675,535 – 323,675,535 –
Total Investments at Value $3,528,233,886 $10,000 $3,528,223,886 $–

Notes to Schedule of Investments
as of January 30, 2026
(unaudited)

SIGNIFICANT ACCOUNTING POLICIES
Valuation of Investments
— The Funds record their investments
at fair value using market quotations when they are readily available pursuant to Rule 2a-5.  The Funds' investments are recorded at fair value determined in good faith when market quotations are not readily available.  Securities traded on U.S. or foreign securities exchanges or included in a national market system are valued at the last sale price on the principal exchange as of the close of regular trading on such exchange or the official closing price of the national market system.  Over-the-counter securities and listed securities for which no price is readily available are valued at the current bid price considered best to represent the value at that time. Security prices are based on quotes that are obtained from an independent pricing service approved by the Trust’s Board of Trustees (the “Board”). The pricing service, in determining values of fixed-income securities, takes into consideration such factors as current quotations by broker/dealers, coupon, maturity, quality, type of issue, trading characteristics, and other yield and risk factors it deems relevant in determining valuations. Securities which cannot be valued by the approved pricing service are
valued using valuations obtained from dealers that make markets in the securities. Exchange-listed options and futures contracts are valued at the primary exchange settle price.  Exchange
cleared swap agreements are valued at the clearinghouse end
of day price.  Swap agreements not cleared on exchanges will be valued at the mid-price from the primary approved pricing service.
Forward foreign currency exchange contracts are marked-to-
market based upon foreign currency exchange rates provided by the pricing service. Investments in open-ended mutual funds are valued at the net asset value at the close of each business day or fair valued pursuant to our valuation procedures if net asset value at the close of business day is not readily available.
Thrivent Money Market seeks to maintain a stable net asset
value of $1.00 per share, pursuant to procedures established by the Board, and generally utilizes the amortized cost method.
Valuing securities held by Money Market on the basis of amortized cost (which approximates fair value) involves a constant
amortization of premium or accretion of discount to maturity.
Money Market will not value a security at amortized cost, but will instead make a fair value determination of each security, if it determines that amortized cost is not approximately the same as the fair value of the security.
The Board has chosen the Funds' investment Adviser as the
valuation designee, responsible for daily valuation of the Funds'
securities. The Adviser has formed a Valuation Committee (the
“Committee”) that is responsible for overseeing the Funds'
valuation policies in accordance with Valuation Policies and
Procedures. The Committee meets on a monthly and on an as-
needed basis to review price challenges, price overrides, stale prices, shadow prices, manual prices, money market pricing,
international fair valuation, and other securities requiring fair valuation.
Certain Funds may invest in funds that invest in private equity securities ("Private Equity Funds"), which are fair valued by the Funds pursuant to valuation procedures designed by the
Committee.  Private Equity Funds are typically valued at an
amount equal to the Net Asset Value (NAV) of a Fund's investment in the Private Equity Fund when this information is readily available to the Fund.  This is commonly referred to as using the NAV as a practical expedient, which allows for the estimation of the fair value of an investment in an investment company based on the
NAV of the investment company, if it is calculated in a manner consistent with ASC 946.  The Committee has determined that
for the Private Equity Funds held by the Funds, if the NAV of the
Private Equity Fund is not readily available for the daily pricing needs of the Funds, the Committee, pursuant to the valuation procedures, will adjust the daily value of the Private Equity Fund via a model utilizing unobservable inputs.
The Committee monitors for significant events occurring prior to the close of trading on the New York Stock Exchange that
could have a material impact on the value of any securities that are held by the Funds. Examples of such events include trading halts, national news/events, and issuer-specific developments. If the Committee decides that such events warrant using fair value estimates, the Committee will take such events into consideration in determining the fair value of such securities. If market quotations or prices are not readily available or determined to be unreliable, the securities will be valued at fair value using an appropriate methodology as determined in good faith pursuant to procedures adopted by the Board.
In accordance with U.S. Generally Accepted Accounting
Principles ("GAAP"), the various inputs used to determine the fair value of the Funds’ investments are summarized in three broad levels.  Level 1 includes quoted prices in active markets for identical securities; typically included in this level are U.S. equity securities, futures, options and registered investment company funds.  Level 2 includes other significant observable inputs such as quoted prices for similar securities, interest rates, prepayment speeds and credit risk; typically included in this level are fixed income securities, international securities, swaps and forward contracts.  Level 3 includes significant unobservable inputs such as the Adviser’s own assumptions and broker evaluations in
determining the fair value of investments. The valuation levels are not necessarily an indication of the risk associated with investing in these securities or other investments. Investments measured using net asset value per share as a practical expedient for fair value and that are not publicly available for sale are not categorized within the fair value hierarchy.
Valuation of International Securities
— The Funds value certain
foreign securities traded on foreign exchanges that close prior to the close of the New York Stock Exchange using a fair value pricing service.  The fair value pricing service uses a multi-factor model that may take into account the local close, relevant general and sector indices, currency fluctuation, prices of other securities
(including ADRs, New York registered shares, and ETFs), and
futures, as applicable, to determine price adjustments for each

Notes to Schedule of Investments
as of January 30, 2026
(unaudited)

security in order to reflect the effects of post-closing events.
The Board has authorized the Adviser to make fair valuation
determinations pursuant to policies approved by the Board.
Foreign Denominated Investments
— Foreign denominated
assets and currency contracts may involve more risks than
domestic transactions including currency risk, political and economic risk, regulatory risk, and market risk. Certain Funds may also invest in securities of companies located in emerging markets.
Future economic or political developments could adversely affect the liquidity or value, or both, of such securities.
Derivatives
— Certain Funds may invest in derivatives, a
category that includes options, futures, swaps, foreign currency forward contracts and hybrid instruments. Derivatives are financial instruments whose value is derived from another security, an index or a currency. Each applicable Fund may use derivatives for hedging (attempting to offset a potential loss in one position by establishing an interest in an opposite position). This includes the use of currency-based derivatives to manage the risk of its positions in foreign securities. Each applicable Fund may also use derivatives for replication of a certain asset class or speculation
(investing for potential income or capital gain). These contracts may be transacted on an exchange or over-the-counter ("OTC").
A derivative may incur a loss if the value of the derivative decreases due to an unfavorable change in the market rates or values of the underlying derivative. Losses can also occur if the counterparty does not perform under the derivative contract.
A Fund’s risk of loss from the counterparty credit risk on OTC derivatives is generally limited to the aggregate unrealized gain netted against any collateral held by such Fund. With exchange traded futures and centrally cleared swaps, there is minimal counterparty credit risk to the Funds because the exchange’s clearinghouse, as counterparty to such derivatives, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the derivative; thus, the credit risk is limited to the failure of the clearinghouse. However, credit risk still exists in exchange traded futures and centrally cleared swaps with respect to initial and variation margin that is held in a broker’s customer accounts. While brokers are required to segregate
customer margin from their own assets, in the event that a broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the broker for all its clients, U.S. bankruptcy laws will typically allocate that shortfall on a pro-rata basis across all the broker’s customers, potentially resulting in losses to the Funds. Using derivatives to hedge can guard against potential risks, but it also adds to the
Funds' expenses and can eliminate some opportunities for gains.
In addition, a derivative used for mitigating exposure or replication may not accurately track the value of the underlying asset. Another risk with derivatives is that some types can amplify a gain or loss, potentially earning or losing substantially more money than the actual cost of the derivative.
 In order to define their contractual rights and to secure rights that will help the Funds mitigate their counterparty risk, the Funds may enter into an International Swaps and Derivatives Association,
Inc. Master Agreement (“ISDA Master Agreement”) or similar
agreement with its derivative contract counterparties. An ISDA
Master Agreement is a bilateral agreement between a Fund and a counterparty that governs OTC derivatives and foreign exchange contracts and typically includes, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement,
each Fund may, under certain circumstances, offset with the
counterparty certain derivatives' payables and/or receivables with collateral held and/or posted and create one single net payment.
The provisions of the ISDA Master Agreement typically permit a single net payment in the event of a default (close-out netting)
including the bankruptcy or insolvency of the counterparty. Note, however, that bankruptcy and insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events.
Collateral and margin requirements vary by type of
derivative. Margin requirements are established by the broker or clearinghouse for exchange traded and centrally cleared
derivatives (futures, options, and centrally cleared swaps).
Brokers can ask for margining in excess of the minimum
requirements in certain situations. Collateral terms are contract specific for OTC derivatives (foreign currency exchange contracts, options, swaps). For derivatives traded under an ISDA Master
Agreement, the collateral requirements are typically calculated by netting the mark to market amount for each transaction under such agreement and comparing that amount to the value of any collateral currently pledged by the Fund and the counterparty. For financial reporting purposes, non-cash collateral that has been pledged to cover obligations of the Fund has been noted in the
Schedule of Investments. To the extent amounts due to the Fund from its counterparties are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from counterparty nonperformance. The Funds attempt to mitigate counterparty risk by only entering into agreements with counterparties that they believe have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties.
Futures Contracts
— Certain Funds may use futures contracts
to manage the exposure to interest rate and market or currency fluctuations. Gains or losses on futures contracts can offset changes in the yield of securities. When a futures contract is opened, cash or other investments equal to the required “initial margin deposit”
are held on deposit with and pledged to the broker. Additional securities held by the Funds may be earmarked to cover open
futures contracts. The futures contract’s daily change in value
(“variation margin”) is either paid to or received from the broker, and is recorded as an unrealized gain or loss. When the contract is closed, realized gain or loss is recorded equal to the difference between the value of the contract when opened and the value of the contract when closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed in

Notes to Schedule of Investments
as of January 30, 2026
(unaudited)

the Statement of Assets and Liabilities. Exchange-traded futures have no significant counterparty risk as the exchange guarantees the contracts against default.
During the period ended January 30, 2026, Core Emerging
Markets Equity and Core International Equity used equity futures to manage exposure to the equities market.
For financial reporting purposes, the Funds do not offset
derivative assets and derivative liabilities that are subject to netting arrangements in the Statement of Assets and Liabilities.
Securities Lending
— The Trust has entered into a Securities
Lending Agreement (the “Agreement”) with Goldman Sachs
Bank USA, doing business as Goldman Sachs Agency
Lending ("GSAL"). The Agreement authorizes GSAL to lend
securities to authorized borrowers on behalf of the Funds.
Pursuant to the Agreement, loaned securities are typically initially collateralized equal to at least 102% of the market value of U.S.
securities and 105% of the market value of non-U.S. securities.
Daily market fluctuations could cause the value of loaned
securities to be more or less than the value of the collateral received.  Any additional collateral is adjusted and settled on the next business day.  The Trust has the ability to recall the loans at any time and could do so in order to vote proxies or sell the loaned securities.  All cash collateral received is invested in
Thrivent Cash Management Trust. The Funds receive dividends
and interest that would have been earned on the securities loaned while simultaneously seeking to earn income on the investment of cash collateral. Amounts earned on investments in Thrivent Cash
Management Trust, net of rebates, fees paid to GSAL for services provided and any other securities lending expenses, are included in affiliated income from securities loaned, net on the Statement of
Operations.  By investing any cash collateral it receives in these transactions, a Fund could realize additional gains or losses. If the borrower fails to return the securities or the invested collateral has declined in value, a Fund could lose money.  Generally, in the event of borrower default, a Fund has the right to use the collateral to offset any losses incurred.  However, in the event a Fund is delayed or prevented from exercising its right to dispose of the collateral, there may be a potential loss.  Some of these losses may be indemnified by the lending agent.
Additional information for the Funds’ policy regarding valuation of investments and other significant accounting policies can be obtained by referring to the Funds’ most recent annual or semiannual shareholder report.